UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period:  July 31, 2017
                                             ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES - 32.9%

                  BANKS - 8.8%
         247,203  Banc Of California, Inc., Series E ...................       7.00%           (a)       $     6,570,656
         177,807  Bank of America Corp., Series CC .....................       6.20%           (a)             4,761,671
         684,155  Citigroup Capital XIII (b)............................       7.68%         10/30/40         18,684,273
          72,399  Citigroup, Inc., Series S ............................       6.30%           (a)             1,937,397
         569,261  Fifth Third Bancorp, Series I (c).....................       6.63%           (a)            17,316,920
         152,958  FNB Corp. (c).........................................       7.25%           (a)             4,510,731
       2,189,504  GMAC Capital Trust I, Series 2 (b)....................       7.10%         02/15/40         58,131,331
         656,565  Huntington Bancshares, Inc., Series D ................       6.25%           (a)            18,429,780
         621,766  KeyCorp, Series E (c).................................       6.13%           (a)            18,298,573
         714,820  People's United Financial, Inc., Series A (c).........       5.63%           (a)            20,150,776
         190,691  PNC Financial Services Group, Inc., Series P (c)......       6.13%           (a)             5,543,387
         296,587  Royal Bank of Scotland Group PLC, Series S............       6.60%           (a)             7,604,491
         505,789  Synovus Financial Corp., Series C (c).................       7.88%           (a)            13,727,113
         162,689  Valley National Bancorp, Series A (c).................       6.25%           (a)             4,677,309
         150,000  Valley National Bancorp, Series B (c).................       5.50%           (a)             3,922,500
          77,674  Wells Fargo & Co., Series W ..........................       5.70%           (a)             2,016,417
          55,277  Western Allliance Bancorp ............................       6.25%         07/01/56          1,442,730
         452,999  Wintrust Financial Corp., Series D (c)................       6.50%           (a)            12,901,411
         158,330  Zions Bancorporation, Series G (c)....................       6.30%           (a)             4,452,240
                                                                                                         ---------------
                                                                                                             225,079,706
                                                                                                         ---------------

                  CAPITAL MARKETS - 6.9%
         648,444  Apollo Investment Corp. ..............................       6.63%         10/15/42         16,515,090
         622,344  Apollo Investment Corp. ..............................       6.88%         07/15/43         16,386,317
         202,404  BGC Partners, Inc. ...................................       8.13%         06/15/42          5,248,336
       1,303,751  Goldman Sachs Group, Inc., Series K (c)...............       6.38%           (a)            38,669,255
         941,588  Morgan Stanley, Series E (c)..........................       7.13%           (a)            28,200,561
       1,310,295  Morgan Stanley, Series F (c)..........................       6.88%           (a)            38,614,394
         299,979  Morgan Stanley, Series I (c)..........................       6.38%           (a)             8,642,395
         182,000  Morgan Stanley, Series K (c)..........................       5.85%           (a)             4,961,320
         181,773  Solar Capital Ltd. ...................................       6.75%         11/15/42          4,593,404
         374,036  State Street Corp., Series G (c)......................       5.35%           (a)            10,413,162
         202,903  Stifel Financial Corp., Series A .....................       6.25%           (a)             5,417,510
                                                                                                         ---------------
                                                                                                             177,661,744
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.1%
          79,489  Capital One Financial Corp., Series D ................       6.70%           (a)             2,185,947
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.7%
         686,727  KKR Financial Holdings LLC, Series A .................       7.38%           (a)            17,669,486
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
         798,408  Qwest Corp. ..........................................       6.88%         10/01/54         20,582,958
         223,346  Qwest Corp. ..........................................       6.50%         09/01/56          5,630,553
         482,493  Qwest Corp. ..........................................       6.75%         06/15/57         12,221,548
                                                                                                         ---------------
                                                                                                              38,435,059
                                                                                                         ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  ELECTRIC UTILITIES - 0.3%
          73,370  SCE Trust V, Series K (c).............................       5.45%           (a)       $     2,139,469
         180,353  Southern (The) Co. ...................................       6.25%         10/15/75          4,901,995
                                                                                                         ---------------
                                                                                                               7,041,464
                                                                                                         ---------------

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 2.4%
         234,422  American Homes 4 Rent, Series D ......................       6.50%           (a)             6,295,403
         668,727  American Homes 4 Rent, Series E ......................       6.35%           (a)            17,721,266
           1,926  DuPont Fabros Technology, Inc., Series C .............       6.63%           (a)                54,313
         238,791  EPR Properties, Series F .............................       6.63%           (a)             6,132,153
         236,274  Kilroy Realty Corp., Series H ........................       6.38%           (a)             5,904,487
         973,598  VEREIT, Inc., Series F ...............................       6.70%           (a)            25,673,779
                                                                                                         ---------------
                                                                                                              61,781,401
                                                                                                         ---------------

                  FOOD PRODUCTS - 1.3%
         485,426  CHS, Inc., Series 2 (c)...............................       7.10%           (a)            14,368,609
         501,749  CHS, Inc., Series 3 (c)...............................       6.75%           (a)            14,490,511
         181,370  CHS, Inc., Series 4 ..................................       7.50%           (a)             5,339,533
                                                                                                         ---------------
                                                                                                              34,198,653
                                                                                                         ---------------

                  INSURANCE - 5.8%
          26,695  Aegon N.V. ...........................................       6.38%           (a)               697,807
         904,316  Aegon N.V. ...........................................       8.00%         02/15/42         23,901,072
         127,005  AmTrust Financial Services, Inc. .....................       7.25%         06/15/55          3,241,168
         214,095  AmTrust Financial Services, Inc. .....................       7.50%         09/15/55          5,684,222
          54,718  AmTrust Financial Services, Inc., Series E............       7.75%           (a)             1,404,611
         133,986  AmTrust Financial Services, Inc., Series F............       6.95%           (a)             3,204,945
          42,700  Aspen Insurance Holdings Ltd. ........................       5.63%           (a)             1,113,616
         556,295  Aspen Insurance Holdings Ltd. (c).....................       5.95%           (a)            15,932,289
         129,949  Berkley (WR) Corp. ...................................       5.75%         06/01/56          3,407,263
         445,203  Delphi Financial Group, Inc. (b) (d)..................       4.51%         05/15/37          8,931,885
         490,909  Global Indemnity Ltd. ................................       7.75%         08/15/45         12,616,361
         412,704  Global Indemnity Ltd. ................................       7.88%         04/15/47         10,598,239
         305,466  National General Holdings Corp. ......................       7.63%         09/15/55          7,905,460
         101,438  National General Holdings Corp., Series C.............       7.50%           (a)             2,638,402
         477,392  PartnerRe Ltd., Series H .............................       7.25%           (a)            14,412,465
         148,204  Phoenix Cos., Inc. ...................................       7.45%         01/15/32          2,876,091
         851,116  Reinsurance Group of America, Inc. (c)................       5.75%         06/15/56         25,150,478
              12  Torchmark Corp. ......................................       6.13%         06/15/56                329
         221,000  Validus Holdings, Ltd. ...............................       5.80%           (a)             5,580,250
                                                                                                         ---------------
                                                                                                             149,296,953
                                                                                                         ---------------

                  INTERNET SOFTWARE & SERVICES - 0.6%
         566,600  eBay, Inc. ...........................................       6.00%         02/01/56         15,343,528
                                                                                                         ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 1.1%
         393,084  Annaly Capital Management, Inc., Series F (c).........       6.95%           (a)             9,768,137
         137,000  Invesco Mortgage Capital, Inc., Series B (c)..........       7.75%           (a)             3,459,250


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
         339,159  MFA Financial, Inc. ..................................       8.00%         04/15/42    $     8,736,736
         230,000  Two Harbors Investment, Corp., Series B (c)...........       7.63%           (a)             5,828,200
                                                                                                         ---------------
                                                                                                              27,792,323
                                                                                                         ---------------

                  MULTI-UTILITIES - 0.7%
         315,257  Integrys Holding, Inc. (c)............................       6.00%         08/01/73          8,334,607
         396,210  Just Energy Group, Inc., Series A (c).................       8.50%           (a)            10,139,014
                                                                                                         ---------------
                                                                                                              18,473,621
                                                                                                         ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.5%
         145,481  NuStar Energy L.P., Series A (c).....................        8.50%           (a)             3,861,066
         400,633  NuStar Logistics L.P. (c).............................       7.63%         01/15/43         10,200,116
                                                                                                         ---------------
                                                                                                              14,061,182
                                                                                                         ---------------

                  THRIFTS & MORTGAGE FINANCE - 1.1%
         927,856  New York Community Bancorp, Inc., Series A (c)........       6.38%           (a)            27,316,081
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.1%
         203,866  United States Cellular Corp. .........................       7.25%         12/01/63          5,443,222
         812,000  United States Cellular Corp. .........................       7.25%         12/01/64         22,062,040
                                                                                                         ---------------
                                                                                                              27,505,262
                                                                                                         ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...................................................      843,842,410
                  (Cost $809,615,347)                                                                    ---------------

$100 PAR PREFERRED SECURITIES - 1.3%

                  BANKS - 0.4%
          21,149  Agribank FCB (c) (d)..................................       6.88%           (a)             2,348,201
          13,500  CoBank ACB, Series F (c) (e)..........................       6.25%           (a)             1,417,922
          11,180  CoBank ACB, Series G .................................       6.13%           (a)             1,126,036
          12,205  CoBank ACB, Series H (c)..............................       6.20%           (a)             1,306,698
          34,840  Farm Credit Bank Of Texas (c) (f).....................       6.75%           (a)             3,814,980
                                                                                                         ---------------
                                                                                                              10,013,837
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.9%
         307,098  SLM Corp., Series B (b)...............................       2.95%           (a)            21,988,217
                                                                                                         ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES..................................................       32,002,054
                  (Cost $25,121,873)                                                                     ---------------

$1,000 PAR PREFERRED SECURITIES - 2.8%

                  BANKS - 1.3%
           2,500  AgStar Financial Services ACA (c) (f).................       6.75%           (a)             2,674,844
          20,000  Farm Credit Bank Of Texas, Series 1 (f)...............      10.00%           (a)            24,587,500
           4,556  Sovereign Real Estate Investment Trust (f)............      12.00%           (a)             5,712,085
                                                                                                         ---------------
                                                                                                              32,974,429
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.2%
           7,000  Kinder Morgan GP, Inc. (b) (f)........................       5.21%         08/18/57          6,385,750
                                                                                                         ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$1,000 PAR PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
           2,862  Centaur Funding Corp. (f).............................       9.08%         04/21/20    $     3,327,969
                                                                                                         ---------------

                  INSURANCE - 1.2%
          31,735  XLIT Ltd., Series D (b)...............................       4.42%           (a)            29,652,391
                                                                                                         ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES................................................       72,340,539
                  (Cost $69,365,857)                                                                     ---------------


      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 60.8%

                  BANKS - 30.8%
$      7,500,000  Australia & New Zealand Banking Group
                     Ltd. (c)(e) (g)....................................       6.75%           (a)             8,404,515
      22,000,000  Banco Bilbao Vizcaya Argentaria S.A. (c) (g)..........       9.00%           (a)            23,000,164
       1,000,000  Banco do Brasil S.A. (c) (e) (g)......................       9.00%           (a)             1,039,700
      10,600,000  Banco Mercantil del Norte S.A. (c) (e) (g)............       5.75%         10/04/31         10,743,100
       4,900,000  Banco Mercantil del Norte S.A. (c) (e) (g)............       6.88%           (a)             5,145,000
       8,500,000  Banco Mercantil del Norte S.A. (c) (e) (g)............       7.63%           (a)             8,970,050
      13,800,000  Banco Santander S.A. (c) (g)..........................       6.38%           (a)            14,198,613
      17,000,000  Bank of America Corp., Series DD (c)..................       6.30%           (a)            19,273,750
      10,500,000  Bank of America Corp., Series M (c)...................       8.13%           (a)            10,982,055
       8,000,000  Bank of America Corp., Series X (c)...................       6.25%           (a)             8,830,000
      20,000,000  Bank of America Corp., Series Z (c)...................       6.50%           (a)            22,600,000
             566  Barclays PLC (c) (g)..................................       6.63%           (a)                   587
      38,000,000  Barclays PLC (c) (g)..................................       7.88%           (a)            41,677,450
      17,000,000  Barclays PLC (c) (g)..................................       8.25%           (a)            18,106,700
      25,000,000  BNP Paribas S.A. (c) (e) (g)..........................       7.63%           (a)            27,750,000
      10,000,000  BNP Paribas S.A. (c) (e) (g)..........................       6.75%           (a)            10,900,000
       2,029,000  BPCE S.A. (c).........................................      12.50%           (a)             2,462,699
       5,498,000  BPCE S.A. (c) (e).....................................      12.50%           (a)             6,673,197
       1,986,000  Citigroup, Inc. (c)...................................       5.95%           (a)             2,149,845
      15,286,000  Citigroup, Inc., Series O (c).........................       5.88%           (a)            16,088,515
       4,000,000  Citigroup, Inc., Series Q (c).........................       5.95%           (a)             4,216,380
      10,000,000  Citigroup, Inc., Series R (c).........................       6.13%           (a)            10,750,000
      14,000,000  Citigroup, Inc., Series T (c).........................       6.25%           (a)            15,745,100
       2,616,000  Citizens Financial Group, Inc. (c)....................       5.50%           (a)             2,743,530
      18,200,000  CoBank ACB, Series I (c)..............................       6.25%           (a)            20,315,222
       6,621,000  Cooperatieve Rabobank UA (c) (e)......................      11.00%           (a)             7,689,298
       6,850,000  Cooperatieve Rabobank UA (c)..........................      11.00%           (a)             7,955,247
      24,500,000  Credit Agricole S.A. (c) (e) (g)......................       8.13%           (a)            29,306,655
       6,000,000  Credit Agricole S.A. (c)..............................       8.38%           (a)             6,720,600
      13,251,000  Credit Agricole S.A. (c) (e)..........................       8.38%           (a)            14,842,445
       8,735,000  Danske Bank A/S (c) (g)...............................       6.13%           (a)             9,441,976
       5,000,000  Dresdner Funding Trust I .............................       8.15%         06/30/31          6,350,100
       2,000,000  HBOS Capital Funding L.P. ............................       6.85%           (a)             2,050,140
      18,259,000  HSBC Holdings PLC (c) (g).............................       6.38%           (a)            19,651,249
       7,000,000  ING Groep N.V. (c) (g)................................       6.88%           (a)             7,620,158


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  BANKS (CONTINUED)
$     32,825,000  Intesa Sanpaolo S.p.A. (c) (e) (g)....................       7.70%           (a)       $    35,081,719
      20,145,000  JPMorgan Chase & Co., Series 1 (c)....................       7.90%           (a)            20,925,619
       7,663,000  JPMorgan Chase & Co., Series S (c)....................       6.75%           (a)             8,787,545
       2,000,000  JPMorgan Chase & Co., Series U (c)....................       6.13%           (a)             2,206,660
       5,270,000  JPMorgan Chase & Co., Series X (c)....................       6.10%           (a)             5,823,350
       8,088,000  Lloyds Bank PLC (c)...................................      12.00%           (a)            11,001,702
       4,100,000  Lloyds Bank PLC (c) (e)...............................      12.00%           (a)             5,577,025
       8,500,000  Lloyds Banking Group PLC (c) (g)......................       7.50%           (a)             9,477,500
      10,000,000  Morgan Stanley, Series H (c)..........................       5.45%           (a)            10,362,500
       1,000,000  Natixis S.A. (c)......................................      10.00%           (a)             1,060,000
       3,000,000  Natixis S.A. (c) (e)..................................      10.00%           (a)             3,180,000
       3,785,000  NIBC Bank N.V. .......................................       7.63%           (a)             3,903,365
       9,500,000  PNC Financial Services Group, Inc. (c)................       6.75%           (a)            10,699,375
       1,000,000  Royal Bank Of Scotland Group PLC (c)..................       7.65%           (a)             1,251,250
      14,000,000  Royal Bank Of Scotland Group PLC (c) (g)..............       8.00%           (a)            15,356,320
      33,750,000  Royal Bank Of Scotland Group PLC (c) (g)..............       8.63%           (a)            37,357,200
      13,000,000  Societe Generale S.A. (c) (g).........................       8.25%           (a)            13,819,260
      27,200,000  Societe Generale S.A. (c) (e) (g).....................       7.38%           (a)            29,784,000
      10,000,000  Societe Generale S.A. (c) (g).........................       7.88%           (a)            11,231,190
      11,000,000  Standard Chartered PLC (c) (e) (g)....................       7.50%           (a)            12,105,500
      15,000,000  Standard Chartered PLC (c) (e) (g)....................       7.75%           (a)            16,500,000
      10,000,000  Sun Trust Banks, Inc., Series G (c)...................       5.05%           (a)            10,137,500
      17,000,000  UniCredit S.p.A. (c) (e)..............................       5.86%         06/19/32         17,863,192
      15,000,000  UniCredit S.p.A. (c) (g)..............................       8.00%           (a)            15,993,225
      34,253,000  Wells Fargo & Co., Series K (c).......................       7.98%           (a)            35,537,487
      11,000,000  Wells Fargo & Co., Series U (c).......................       5.88%           (a)            12,210,000
       7,000,000  Zions Bancorporation, Series J (c)....................       7.20%           (a)             7,770,000
                                                                                                         ---------------
                                                                                                             789,396,524
                                                                                                         ---------------

                  CAPITAL MARKETS - 3.3%
       6,879,000  Aberdeen Asset Management PLC ........................       7.00%           (a)             7,099,782
      24,750,000  Credit Suisse Group AG (c) (e) (g)....................       7.50%           (a)            28,204,209
      15,000,000  E*Trade Financial Corp., Series A (c).................       5.88%           (a)            16,134,000
       7,500,000  Goldman Sachs Group, Inc., Series L (c)...............       5.70%           (a)             7,842,975
       3,280,000  Goldman Sachs Group, Inc., Series M (c)...............       5.38%           (a)             3,431,700
       3,000,000  UBS Group AG (c) (g)..................................       6.88%           (a)             3,241,131
      10,000,000  UBS Group AG (c) (g)..................................       7.00%           (a)            11,235,010
       7,000,000  UBS Group AG (c) (g)..................................       7.13%           (a)             7,513,345
                                                                                                         ---------------
                                                                                                              84,702,152
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.1%
       2,228,000  American Express Co., Series C (c)....................       4.90%           (a)             2,286,485
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
      11,882,000  Koninklijke KPN N.V. (c) (e)..........................       7.00%         03/28/73         13,278,135
       3,900,000  Koninklijke KPN N.V. (c)..............................       7.00%         03/28/73          4,358,250
                                                                                                         ---------------
                                                                                                              17,636,385
                                                                                                         ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  ELECTRIC UTILITIES - 5.7%
$     44,000,000  Emera, Inc., Series 16-A (c)..........................       6.75%         06/15/76    $    50,380,000
      40,575,000  Enel S.p.A. (c) (e)...................................       8.75%         09/24/73         48,994,313
      11,900,000  Nextera Energy Capital Holdings, Inc., Series D.......       7.30%         09/01/67         12,013,050
      23,893,000  PPL Capital Funding, Inc., Series A (b)...............       3.96%         03/30/67         23,534,605
       9,700,000  Southern (The) Co., Series B (c)......................       5.50%         03/15/57         10,356,166
       1,359,000  Southern California Edison Co., Series E (c)..........       6.25%           (a)             1,515,285
                                                                                                         ---------------
                                                                                                             146,793,419
                                                                                                         ---------------

                  ENERGY EQUIPMENT & SERVICES - 1.7%
      16,500,000  Transcanada Trust (c).................................       5.30%         03/15/77         17,108,437
      23,397,000  Transcanada Trust, Series 16-A (c)....................       5.88%         08/15/76         25,659,490
                                                                                                         ---------------
                                                                                                              42,767,927
                                                                                                         ---------------

                  FOOD PRODUCTS - 2.8%
       6,200,000  Dairy Farmers of America, Inc. (f)....................       7.13%           (a)             6,944,000
      17,854,000  Land O'Lakes Capital Trust I (f)......................       7.45%         03/15/28         20,532,100
      31,000,000  Land O'Lakes, Inc. (e)................................       8.00%           (a)            34,410,000
       8,800,000  Land O'Lakes, Inc. (e)................................       7.25%           (a)             9,504,000
                                                                                                         ---------------
                                                                                                              71,390,100
                                                                                                         ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                     PRODUCERS - 0.5%
       1,500,000  AES Gener S.A. (c) (e)................................       8.38%         12/18/73          1,614,375
      10,750,000  AES Gener S.A. (c)....................................       8.38%         12/18/73         11,569,687
                                                                                                         ---------------
                                                                                                              13,184,062
                                                                                                         ---------------

                  INDUSTRIAL CONGLOMERATES - 0.4%
      10,000,000  General Electric Co., Series D (c)....................       5.00%           (a)            10,555,400
                                                                                                         ---------------

                  INSURANCE - 8.3%
       2,800,000  AG Insurance S.A. (c).................................       6.75%           (a)             2,953,765
      14,000,000  AmTrust Financial Services, Inc. .....................       6.13%         08/15/23         14,022,540
      20,470,000  Aquarius & Investments PLC for Swiss
                     Reinsurance Co., Ltd. (c)..........................       8.25%           (a)            21,715,599
      11,554,000  Assured Guaranty Municipal Holdings, Inc. (c) (e).....       6.40%         12/15/66         11,288,258
       1,100,000  Catlin Insurance Co., Ltd. (b)........................       4.28%           (a)             1,069,750
      33,352,000  Catlin Insurance Co., Ltd. (b) (e)....................       4.28%           (a)            32,434,820
         500,000  Cloverie PLC for Zurich Insurance Co., Ltd. (c).......       8.25%           (a)               514,788
       4,200,000  CNP Assurances (c)....................................       6.88%           (a)             4,515,525
       1,100,000  CNP Assurances (c)....................................       7.50%           (a)             1,165,037
       5,000,000  Dai-ichi Life Insurance Co., Ltd. (c) (e).............       4.00%           (a)             5,000,000
         505,000  Everest Reinsurance Holdings, Inc. (b)................       3.70%         05/15/37            475,963
       6,201,000  Friends Life Holdings PLC (c).........................       7.88%           (a)             6,613,540
       5,500,000  Hartford Financial Services Group (The),
                     Inc. (b) (e).......................................       3.44%         02/12/47          5,379,687
       1,000,000  Hartford Financial Services Group (The), Inc. (c).....       8.13%         06/15/38          1,050,000
      22,202,000  La Mondiale SAM (c)...................................       7.63%           (a)            23,808,315


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  INSURANCE (CONTINUED)
$      5,260,000  Liberty Mutual Group, Inc. (b) (e)....................       4.15%         03/15/37    $     5,167,950
       6,128,000  Liberty Mutual Group, Inc. (c) (e)....................       7.80%         03/15/37          7,705,960
         465,000  Liberty Mutual Group, Inc. (c) (e)....................      10.75%         06/15/58            759,113
       9,000,000  MetLife, Inc. (e).....................................       9.25%         04/08/38         13,398,750
      13,565,000  Mitsui Sumitomo Insurance Co., Ltd. (c) (e)...........       7.00%         03/15/72         15,667,575
       1,100,000  Nationwide Financial Services, Inc. ..................       6.75%         05/15/37          1,212,750
      15,000,000  QBE Insurance Group Ltd. (c) (e)......................       7.50%         11/24/43         17,250,000
      10,506,000  QBE Insurance Group Ltd. (c)..........................       6.75%         12/02/44         11,779,852
       8,600,000  Sirius International Group Ltd. (b) (f)...............       7.51%           (a)             8,600,000
                                                                                                         ---------------
                                                                                                             213,549,537
                                                                                                         ---------------

                  METALS & MINING - 0.7%
       9,500,000  BHP Billiton Finance USA Ltd. (c) (e).................       6.25%         10/19/75         10,393,000
       7,500,000  BHP Billiton Finance USA Ltd. (c) (e).................       6.75%         10/19/75          8,625,000
                                                                                                         ---------------
                                                                                                              19,018,000
                                                                                                         ---------------

                  OIL, GAS & CONSUMABLE FUELS - 4.5%
      45,148,441  Enbridge Energy Partners L.P. (c).....................       8.05%         10/01/37         45,261,312
       8,000,000  Enbridge, Inc. (c)....................................       5.50%         07/15/77          8,130,000
      11,760,000  Enbridge, Inc., Series 16-A (c).......................       6.00%         01/15/77         12,495,000
      21,460,000  Energy Transfer LP (b)................................       4.33%         11/01/66         18,884,800
      19,339,594  Enterprise Products Operating LLC, Series A (b).......       5.02%         08/01/66         19,441,127
      10,500,000  Enterprise Products Operating LLC, Series B (c).......       7.03%         01/15/68         10,762,500
                                                                                                         ---------------
                                                                                                             114,974,739
                                                                                                         ---------------

                  TRANSPORTATION INFRASTRUCTURE - 1.3%
      30,525,000  AerCap Global Aviation Trust (c) (e)..................       6.50%         06/15/45         32,967,000
                                                                                                         ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...................................................    1,559,221,730
                  (Cost $1,495,468,875)                                                                  ---------------

                  TOTAL INVESTMENTS - 97.8%............................................................    2,507,406,733
                  (Cost $2,399,571,952) (h)

                  NET OTHER ASSETS AND LIABILITIES - 2.2%..............................................       57,296,013
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $ 2,564,702,746
                                                                                                         ===============


-----------------------------


(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2017.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)


(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $555,015,463 or 21.6% of net assets.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(g) This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2017, securities noted as such amounted to $482,855,526 or 18.8% of net assets. Of these securities, 5.4% originated in emerging markets, and 94.6% originated in foreign markets.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $115,229,649 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,394,868.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2         LEVEL 3
                                                        TOTAL         LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                       VALUE AT        QUOTED       OBSERVABLE     UNOBSERVABLE
                                                      7/31/2017        PRICES         INPUTS          INPUTS
                                                    --------------  ------------  --------------   ------------
$25 Par Preferred Securities:
   Insurance......................................  $  149,296,953  $137,488,977  $   11,807,976   $         --
   Multi-Utilities................................      18,473,621    10,139,014       8,334,607             --
   Other Industry Categories*.....................     676,071,836   676,071,836              --             --
$100 Par Preferred Securities:
   Banks..........................................      10,013,837    10,013,837              --
   Consumer Finance...............................      21,988,217    21,988,217              --             --
$1,000 Par Preferred Securities*..................      72,340,539            --      72,340,539             --
Capital Preferred Securities*.....................   1,559,221,730            --   1,559,221,730             --
                                                    --------------  ------------  --------------   ------------
Total Investments.................................  $2,507,406,733  $845,688,044  $1,661,718,689   $         --
                                                    ==============  ============  ==============   ============.

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks, real estate investment trust and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes, capital preferred securities, and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2017 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or third-party pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

            1) the value of similar foreign securities traded on other foreign markets;

            2)    ADR trading of similar securities;

            3)    closed-end fund trading of similar securities;

            4)    foreign currency exchange activity;

            5) the trading prices of financial products that are tied to baskets of foreign securities;

            6) factors relating to the event that precipitated the pricing problem;

            7)    whether the event is likely to recur; and

            8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2017 (UNAUDITED)

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2017, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                          % OF
                                                ACQUISITION     SHARES/       CURRENT       CARRYING                      NET
SECURITY                                            DATE       PAR AMOUNT      PRICE          COST         VALUE         ASSETS
----------------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
AgStar Financial Services ACA, 6.75%              7/31/15            2,500  $   1,069.94  $  2,631,250  $  2,674,844     0.10%
                                                 9/27/16 -
Centaur Funding Corp., 9.08%, 4/21/20             12/15/16           2,862      1,162.81     3,308,960     3,327,969     0.13
                                                 9/15/16 -
Dairy Farmers of America, Inc., 7.13%             10/4/16       $6,200,000        112.00     6,233,750     6,944,000     0.27
                                                 12/8/15 -
Farm Credit Bank of Texas, 6.75%                  5/11/17           34,840        109.50     3,613,780     3,814,980     0.15
                                                 1/30/15 -
Farm Credit Bank of Texas, Series 1, 10.00%        6/5/17           20,000      1,229.38    24,649,650    24,587,500     0.96
                                                 3/21/17 -
Kinder Morgan GP, Inc., 5.21%, 8/18/57             4/4/17            7,000        912.25     6,387,500     6,385,750     0.25
                                                  3/20/15
Land O' Lakes Capital Trust I, 7.45%, 3/15/28      7/7/17      $17,854,000        115.00    19,952,352    20,532,100     0.80
                                                  8/6/14 -
Sirius International Group Ltd., 7.51%             6/1/16       $8,600,000        100.00     8,913,250     8,600,000     0.34
Sovereign Real Estate Investment Trust,          5/12/14 -
12.00%                                            3/22/16            4,556      1,253.75     5,906,010     5,712,085     0.22
                                                                                          ------------  ------------     -----
                                                                                          $ 81,596,502  $ 82,579,228     3.22%
                                                                                          ============  ============     =====

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS - 93.4%

                  ALABAMA - 0.8%
$        500,000  AL St Port Auth Docks Facs Rev Ref Docks Facs Rev,
                     Ser A, AGM, AMT ...................................       5.00%        10/01/25    $       590,535
         600,000  Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj,
                     Ser A .............................................       5.00%        08/01/25            622,188
                                                                                                        ---------------
                                                                                                              1,212,723
                                                                                                        ---------------

                  ARIZONA - 1.6%
         250,000  AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs,
                     Ser A (a) .........................................       4.00%        07/01/21            257,570
         300,000  AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs,
                     Ser A (a) .........................................       5.00%        07/01/26            327,699
         500,000  Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon
                     Cmnty Learning Ctr Proj ...........................       5.00%        07/01/35            510,745
         500,000  Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise
                     Schs Projs Paragon Mgmt Inc (a) ...................       4.00%        07/01/26            510,905
         500,000  Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy
                     Traditional Schs Projs, Ser A (a) .................       4.00%        07/01/26            496,655
         450,000  Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American
                     Leadership Academy Proj (a) .......................       4.60%        06/15/25            460,719
                                                                                                        ---------------
                                                                                                              2,564,293
                                                                                                        ---------------

                  CALIFORNIA - 11.6%
         320,000  Abag CA Fin Auth For Nonprofit Corps Ref Episcopal
                     Sr Cmntys, Ser B ..................................       5.00%        07/01/23            358,163
         525,000  Abag CA Fin Auth For Nonprofit Corps Ref Eskaton
                     Properties Inc.....................................       4.00%        11/15/17            528,937
         275,000  CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp ......       5.00%        10/15/29            311,823
         455,000  CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj,
                     Ser A (a)..........................................       4.00%        07/01/26            476,180
         800,000  CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj,
                     Ser A (a)..........................................       5.00%        07/01/32            877,944
         700,000  CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace
                     Academy Proj (a)...................................       4.00%        07/01/26            707,840
         125,000  CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr,
                     Ser A .............................................       5.00%        07/01/29            146,294
         150,000  CA St Muni Fin Auth Rev Ref Institute On Aging Proj ..       5.00%        08/15/30            181,170
         450,000  CA St Ref ............................................       4.00%        08/01/33            488,200
         500,000  CA St Ref, Ser C .....................................       5.00%        09/01/32            592,110
         550,000  CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr,
                     Ser A (a)..........................................       5.00%        12/01/36            600,803
         500,000  CA Stwd Cmntys Dev Auth Rev Ref Lancer Eductnl Student
                     Hsg Proj, Ser A (b)................................       4.00%        06/01/21            518,720


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  CALIFORNIA (CONTINUED)
$      1,160,000  Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref...       5.00%        09/01/35    $     1,322,934
         500,000  Foothill-De Anza CA Cmnty Clg Dist Ref, COPS .........       5.00%        04/01/32            588,650
       1,360,000  Hawthorne CA Cmnty Redev Agy Successor Agy Tax
                     Allocation Ref Sub, AGM ...........................       5.00%        09/01/32          1,588,847
       1,015,000  Kaweah CA Delta Hlth Care Dist Rev, Ser B ............       5.00%        06/01/40          1,125,006
         210,000  La Verne CA Ref Brethren Hillcrest Homes, COPS .......       5.00%        05/15/22            231,628
          45,000  Long Beach CA Bond Fin Auth Nat Gas Purchase Rev,
                     Ser A .............................................       5.25%        11/15/23             52,839
       1,500,000  Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev Ref,
                     Ser B .............................................       5.00%        07/01/36          1,766,655
         325,000  Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev
                     Ref, Ser A ........................................       5.00%        09/01/28            378,407
       1,110,000  Montebello CA Pub Fing Auth Rev Montebello Home2
                     Suites Hilton Hotel Proj, Ser A ...................       5.00%        06/01/32          1,268,053
         860,000  River Islands CA Pub Fing Auth Spl Tax Ref Cmnty
                     Facs Dist #2003-1 .................................       5.38%        09/01/31            926,650
         945,000  San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT ......       5.00%        07/01/30          1,074,607
       1,250,000  San Diego Cnty CA Regl Transprtn Commission, Ser A ...       5.00%        04/01/35          1,488,750
         710,000  San Francisco CA City & Cnty Arpts Commn Intl Arpt
                     Rev San Francisco Intl Arpt Second Series,
                     Ser B, AMT ........................................       5.00%        05/01/41            809,102
         280,000  San Francisco City & Cnty CA Redev Agy Successor Agy
                     Tax Ref Mission Bay N Redev Proj, Ser A ...........       5.00%        08/01/35            327,225
                                                                                                        ---------------
                                                                                                             18,737,537
                                                                                                        ---------------

                  COLORADO - 5.4%
         500,000  Base Vlg Met Dist #2 CO Ref, Ser A (c)................       5.50%        12/01/36            511,145
       1,000,000  Canyons Met Dist #5 CO Ref, Ser A (c).................       6.00%        12/01/37          1,012,970
         500,000  Centerra CO Met Dist #1 Spl Rev (c)...................       5.00%        12/01/22            553,815
       1,000,000  Centerra CO Met Dist #1 Spl Rev (c)...................       5.00%        12/01/29          1,090,540
         300,000  CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows
                     Retmnt Cmnty Proj, Ser A ..........................       5.00%        05/15/25            334,305
         350,000  CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows
                     Retmnt Cmnty Proj, Ser A ..........................       5.00%        05/15/26            390,509
         605,000  CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys,
                     Ser A .............................................       5.00%        12/01/27            661,338
         525,000  CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys,
                     Ser A .............................................       5.00%        12/01/33            562,947


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  COLORADO (CONTINUED)
$        500,000  Copperleaf CO Met Dist #2 Ref (c).....................       5.25%        12/01/30    $       523,785
         500,000  Cornerstar Met Dist CO Ref, Ser A (c).................       3.50%        12/01/21            507,755
          90,000  Denver CO Convention Ctr Hotel Auth Rev Ref Sr .......       5.00%        12/01/24            106,498
          55,000  E-470 CO Pub Highway Auth Capital Appreciation Sr,
                     Ser B, NATL-RE ....................................        (d)         09/01/22             49,340
         250,000  Harvest Junction CO Met Dist Ref & Impt ..............       5.00%        12/01/30            262,365
         100,000  Lorson Ranch Met Dist #2 CO ..........................       4.00%        12/01/24            110,195
          30,000  Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE ........       5.00%        12/01/24             35,633
         500,000  Parker Homestead Met Dist CO Ref (c)..................       5.63%        12/01/44            532,180
         160,000  Pub Auth For CO St Energy Nat Gas Purchase Rev .......       6.13%        11/15/23            195,712
         750,000  Sierra Ridge Met Dist No 2 CO Sr, Ser A (c)...........       4.50%        12/01/31            742,147
         500,000  Southglenn CO Met Dist Spl Rev Ref (c)................       5.00%        12/01/30            519,860
                                                                                                        ---------------
                                                                                                              8,703,039
                                                                                                        ---------------

                  CONNECTICUT - 1.0%
       1,500,000  CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ,
                     Ser B-2 (e) .......................................       5.00%        07/01/20          1,664,850
                                                                                                        ---------------

                  DIST OF COLUMBIA - 0.5%
         250,000  District of Columbia Rev Ingleside Rock Creek Proj,
                     Ser A .............................................       5.00%        07/01/32            256,475
         500,000  District of Columbia Rev Ingleside Rock Creek Proj,
                     Ser A .............................................       5.00%        07/01/52            492,665
                                                                                                        ---------------
                                                                                                                749,140
                                                                                                        ---------------

                  FLORIDA - 9.6%
          80,000  Alachua Cnty FL Hlth Facs Auth Shands Teaching
                     Hosp & Clinics, Ser A .............................       5.00%        12/01/26             93,663
         200,000  Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt
                     Academy & Cornerstone Chrt High Sch ...............       5.50%        10/01/22            209,698
         300,000  Bexley CDD FL Spl Assmnt Rev .........................       4.10%        05/01/26            296,511
         605,000  Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs,
                     Ser A, AGM, AMT ...................................       5.00%        04/01/22            689,137
         250,000  Citizens Property Insurance Corp FL, Ser A-1 .........       5.00%        06/01/22            288,230
          25,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj,
                     Ser A .............................................       5.00%        08/15/19             26,513
         280,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj,
                     Ser A .............................................       5.50%        08/15/24            309,310
         600,000  Harmony FL CDD Capital Impt Rev Ref, Ser 2015 ........       4.75%        05/01/25            599,574


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  FLORIDA (CONTINUED)
$        370,000  Heritage Harbour FL N CDD Capital Impt Rev Ref Sr
                     Lien, Ser A-1, AGM ................................       5.00%        05/01/25    $       437,318
         125,000  Hollywood FL Cmnty Redev Agy Redev Rev Ref ...........       5.00%        03/01/23            144,055
       1,000,000  Jacksonville FL Hlth Care Facs Rev Ref Baptist Hlth ..       5.00%        08/15/35          1,166,980
       1,080,000  Lakeland FL Hosp Sys Rev Lakeland Regl Hlth ..........       5.00%        11/15/33          1,222,592
       1,400,000  Mediterra FL S CDD Capital Impt Rev Ref ..............       5.10%        05/01/31          1,503,404
         500,000  Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys
                     Oblig Grp .........................................       5.00%        07/01/23            551,790
         520,000  Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys
                     Oblig Grp .........................................       5.00%        07/01/25            575,749
         500,000  Miami FL Spl Oblg Ref (a).............................       5.00%        03/01/30            573,665
         375,000  Miami World Ctr CDD FL Spl Assmnt ....................       4.00%        11/01/23            384,277
         275,000  Miami World Ctr CDD FL Spl Assmnt ....................       4.75%        11/01/27            288,822
         515,000  Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT ......       5.00%        10/01/27            587,945
       1,080,000  Miami-Dade Cnty FL Spl Oblig Sub Ref .................       5.00%        10/01/35          1,240,661
         565,000  Nthrn Palm Beach Cnty FL Impt Dist ...................       3.25%        08/01/22            563,706
         355,000  Nthrn Palm Beach Cnty FL Impt Dist ...................       5.00%        08/01/37            367,137
          70,000  Orange Cnty FL Hlth Facs Auth Rev Ref Mayflower
                     Retmnt Ctr ........................................       5.00%        06/01/32             74,295
         825,000  Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian
                     Retmnt Cmntys .....................................       5.00%        08/01/31            923,464
          55,000  Port Saint Lucie FL Cmnty Redev Agy Rev Ref ..........       5.00%        01/01/23             63,973
         120,000  Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref
                     Vlg of Isle Proj ..................................       5.00%        01/01/26            137,530
       1,500,000  SE Overtown Park W Cmnty Redev Agy FL Tax,
                     Ser A-1 (a)........................................       5.00%        03/01/30          1,670,835
         230,000  Seven Oaks FL Cmnty Dev Dist Spl Assmnt Rev Ref Sr,
                     Ser B-1 ...........................................       4.00%        05/01/24            244,810
         100,000  UCF Stadium Corp FL Rev Ref, Ser A ...................       5.00%        03/01/24            118,200
          75,000  Vlg FL CDD #6 Spl Assmnt Rev Ref .....................       4.00%        05/01/25             81,388
                                                                                                        ---------------
                                                                                                             15,435,232
                                                                                                        ---------------

                  GEORGIA - 2.6%
         500,000  Atlanta GA Tax Allocation Ref Eastside Proj ..........       5.00%        01/01/30            582,320
         315,000  East Point GA Tax Allocation Ref .....................       5.00%        08/01/21            350,337
       1,000,000  Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac
                     Rev Ref Lenbrook Square Fdtn Inc...................       5.00%        07/01/31          1,096,520
          40,000  Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth
                     Sys Inc Proj, Ser A ...............................       5.00%        02/15/26             47,879
         470,000  Macon-Bibb Cnty GA Urban Dev Auth Academy Classical
                     Ed Inc, Ser A (a) .................................       5.00%        06/15/27            490,807


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  GEORGIA (CONTINUED)
$        175,000  Main Street Nat Gas Inc GA Gas Rev, Ser A ............       5.50%        09/15/23    $       204,601
         775,000  Marietta GA Dev Auth Ref Univ Facs Life Univ,
                     Ser A (a)..........................................       5.00%        11/01/27            850,780
         560,000  Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C ....       5.25%        10/01/27            630,644
                                                                                                        ---------------
                                                                                                              4,253,888
                                                                                                        ---------------

                  GUAM - 0.1%
          75,000  Guam Pwr Auth Rev Ref, Ser A, AGM ....................       5.00%        10/01/20             83,024
                                                                                                        ---------------

                  HAWAII - 0.9%
         170,000  HI St Dept of Budget & Fin Spl Purpose Rev Ref HI
                     Pacific Hlth Oblig Grp, Ser B .....................       5.00%        07/01/30            190,832
         110,000  HI St Pacific Hlth Spl Purpose Rev, Ser B ............       5.63%        07/01/30            121,615
       1,000,000  HI St, Ser FK ........................................       5.00%        05/01/33          1,201,560
                                                                                                        ---------------
                                                                                                              1,514,007
                                                                                                        ---------------

                  IDAHO - 0.3%
         500,000  ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D .....       5.00%        12/01/33            557,945
                                                                                                        ---------------

                  ILLINOIS - 2.6%
         305,000  Chicago IL O'Hare International Arpt Rev Ref Gen Sr
                     Lien, Ser A, AMT ..................................       5.00%        01/01/30            352,989
         500,000  Chicago IL Ref, Ser A ................................       5.63%        01/01/29            530,920
         150,000  Chicago IL Ref, Ser C ................................       4.00%        01/01/22            150,357
         500,000  Chicago IL Ref, Ser C ................................       5.00%        01/01/25            525,555
         285,000  Chicago IL Ref, Ser C, CABS ..........................        (d)         01/01/22            231,394
         505,000  Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood
                     Crossing, BAM .....................................       4.00%        03/01/25            540,764
         490,000  Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood
                     Crossing, BAM .....................................       4.00%        03/01/26            520,326
          45,000  IL St ................................................       5.00%        05/01/23             49,292
         145,000  IL St Fin Auth Rev Centegra Hlth Sys, Ser A ..........       5.00%        09/01/22            163,658
          25,000  IL St Fin Auth Rev Central DuPage Hlth ...............       5.00%        11/01/27             26,918
          15,000  IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A .......       5.00%        05/15/24             17,530
         735,000  IL St Fin Auth Rev Ref Mercy Hlth System Obligated
                     Grp ...............................................       5.00%        12/01/33            812,778
         345,000  IL St, Ser A .........................................       4.00%        01/01/25            349,730
                                                                                                        ---------------
                                                                                                              4,272,211
                                                                                                        ---------------

                  INDIANA - 1.0%
         450,000  IN St Fin Auth Rev BHI Sr Living .....................       5.50%        11/15/26            499,275
         110,000  IN St Fin Auth Rev BHI Sr Living .....................       5.50%        11/15/31            120,276
          20,000  IN St Fin Auth Rev Greencroft Oblig Grp, Ser A .......       5.00%        11/15/23             21,950


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  INDIANA (CONTINUED)
$        460,000  IN St Fin Auth Rev Greencroft Oblig Grp, Ser A .......       5.75%        11/15/28    $       508,065
          40,000  IN St Fin Auth Rev Greencroft Oblig Grp, Ser A .......       6.00%        11/15/28             44,733
         275,000  IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN .......       5.00%        09/01/31            318,890
         100,000  IN St Hlth Fac Fing Auth Ascension Hlth Credit Grp,
                     Ser 2001A-1 Remk 2/3/16 ...........................       5.00%        11/15/34            116,642
                                                                                                        ---------------
                                                                                                              1,629,831
                                                                                                        ---------------

                  IOWA - 0.6%
         385,000  Coralville IA Ref Annual Appropriation, Ser B ........       4.00%        05/01/24            404,681
         315,000  Coralville IA Ref Annual Appropriation, Ser B ........       4.00%        05/01/26            325,858
         275,000  Coralville IA, Ser E, COPS ...........................       4.00%        06/01/23            294,151
                                                                                                        ---------------
                                                                                                              1,024,690
                                                                                                        ---------------

                  KANSAS - 0.7%
         475,000  Hutchinson KS Hosp Facs Rev Hutchinson Regl Med
                     Ctr Inc ...........................................       5.00%        12/01/25            543,775
         475,000  Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys
                     Rev Ref & Impt, Ser A .............................       5.00%        09/01/29            551,585
                                                                                                        ---------------
                                                                                                              1,095,360
                                                                                                        ---------------

                  KENTUCKY - 1.6%
       1,000,000  Estrn KY Univ Gen Recpts, Ser A ......................       5.00%        04/01/25          1,208,140
         750,000  KY St Econ Dev Fin Auth Owensboro Med Hlth Sys,
                     Ser A .............................................       6.00%        06/01/30            850,230
         300,000  KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE ...       5.00%        09/01/22            346,698
          50,000  Russell KY Rev Bon Secours Hlth Sys ..................       5.00%        11/01/22             58,408
         100,000  Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty
                     Cmnty Hosp Corp....................................       5.00%        04/01/23            113,975
                                                                                                        ---------------
                                                                                                              2,577,451
                                                                                                        ---------------

                  LOUISIANA - 2.2%
       1,000,000  LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj ....       5.00%        05/15/36          1,136,620
         390,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A ........       5.00%        07/01/30            445,794
         380,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A ........       5.00%        07/01/31            433,690
         200,000  New Orleans LA Aviation Brd Gen Arpt N Term, Ser B,
                     AMT ...............................................       5.00%        01/01/31            234,012
         100,000  New Orleans LA Ref ...................................       5.00%        12/01/24            119,523


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  LOUISIANA (CONTINUED)
$      1,050,000  New Orleans LA Wtr Rev Ref ...........................       5.00%        12/01/28    $     1,225,497
                                                                                                        ---------------
                                                                                                              3,595,136
                                                                                                        ---------------

                  MARYLAND - 2.6%
       1,000,000  Baltimore MD Spl Oblig Ref E Baltimore Research Park
                     Proj, Ser A .......................................       5.00%        09/01/38          1,061,770
         160,000  Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House
                     Fac ...............................................       5.00%        04/01/21            171,240
         500,000  Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House
                     Fac ...............................................       5.00%        04/01/26            542,365
         220,000  MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj,
                     Ser A .............................................       5.38%        06/01/25            236,282
         500,000  MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist
                     Hlth Care Obligated Grp, Ser A ....................       5.50%        01/01/26            606,375
       1,500,000  Prince Georges Cnty MD Rev Ref Collington Episcopal
                     Life Care Cmnty Inc ...............................       5.00%        04/01/25          1,656,345
                                                                                                        ---------------
                                                                                                              4,274,377
                                                                                                        ---------------

                  MASSACHUSETTS - 0.7%
         325,000  MA St Dev Fin Agy Rev Merrimack Clg ..................       5.00%        07/01/37            359,320
         700,000  MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj ..       5.00%        10/01/24            791,497
                                                                                                        ---------------
                                                                                                              1,150,817
                                                                                                        ---------------

                  MICHIGAN - 2.5%
       1,000,000  Marquette MI Brd of Light & Pwr Elec Utility Sys Rev
                     Ref, Ser A ........................................       5.00%        07/01/29          1,171,550
         890,000  MI St Fin Auth Ltd Oblig Rev Ref College for Creative
                     Studies Proj ......................................       5.00%        12/01/25            995,242
       1,000,000  MI St Fin Auth Rev Ref Loc Govt Loan Program Great
                     Lakes Wtr Auth, Ser D-1 ...........................       5.00%        07/01/34          1,123,410
         500,000  MI St Fin Auth Rev Ref Loc Govt Loan Program,
                     Ser F1 ............................................       3.80%        10/01/22            532,775
         125,000  MI St Fin Auth Rev Ref Loc Govt Loan Program,
                     Ser F1 ............................................       3.88%        10/01/23            133,795
                                                                                                        ---------------
                                                                                                              3,956,772
                                                                                                        ---------------

                  MINNESOTA - 2.4%
         175,000  Baytown Twp MN Lease Ref, Ser A ......................       3.00%        08/01/22            174,036
         150,000  Deephaven MN Chrt Sch Lease Rev Eagle Ridge Academy
                     Proj, Ser A .......................................       4.00%        07/01/24            157,954
       1,000,000  MN St Hgr Edu Facs Auth Rev Ref Carleton Clg .........       5.00%        03/01/26          1,243,400
       1,000,000  North Oaks MN Sr Hsg Rev Ref Waverly Gardens Proj ....       5.00%        10/01/28          1,107,150


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  MINNESOTA (CONTINUED)
$        500,000  Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref
                     HealthPartners Oblig Grp, Ser A ...................       5.00%        07/01/30    $       576,410
         500,000  Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref
                     HealthPartners Oblig Grp, Ser A ...................       5.00%        07/01/32            570,325
                                                                                                        ---------------
                                                                                                              3,829,275
                                                                                                        ---------------

                  MISSISSIPPI - 0.1%
          60,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj,
                     Ser A .............................................       5.00%        10/01/20             64,948
         150,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj,
                     Ser A .............................................       6.00%        10/01/24            170,175
                                                                                                        ---------------
                                                                                                                235,123
                                                                                                        ---------------

                  MISSOURI - 2.2%
         700,000  Jackson Cnty MO Spl Oblg Ref Truman Sports Complex
                     Proj ..............................................       5.00%        12/01/31            810,901
       1,270,000  Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman
                     Hlth System .......................................       5.00%        02/15/26          1,466,901
         200,000  MO St Dev Fin Brd Infrastructure Facs Rev Ref
                     Independence MO Centerpoint Proj, Ser B ...........       5.00%        04/01/28            227,628
         200,000  MO St Hlth & Eductnl Facs Auth Eductnl Facs Rev
                     St Louis Clg Pharmacy, Ser B ......................       5.00%        05/01/30            217,974
          10,000  MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs ......       5.00%        02/01/23             11,358
         500,000  MO St Hlth & Eductnl Facs Auth Sr Living Facs
                     Lutheran Sr .......................................       5.38%        02/01/35            524,525
         250,000  Saint Charles Cnty MO Pub Wtr Sply Dist #2 Ref,
                     COPS ..............................................       5.00%        12/01/28            295,070
                                                                                                        ---------------
                                                                                                              3,554,357
                                                                                                        ---------------

                  MONTANA - 0.9%
         500,000  Kalispell MT Hsg & Hlthcare Facs Rev Ref Immanuel
                     Lutheran Corp Proj Temps 50, Ser B ................       3.40%        11/15/22            502,420
         740,000  MT St Fac Fin Auth Rev Ref ...........................       5.00%        02/15/25            874,665
                                                                                                        ---------------
                                                                                                              1,377,085
                                                                                                        ---------------

                  NEBRASKA - 1.1%
       1,245,000  Central Plains Energy Proj NE Gas Proj Rev Proj #3 ...       5.00%        09/01/27          1,391,275
         350,000  Platte Cnty NE Sch Dist #1 Columbus Pub Schs .........       5.00%        12/15/25            424,046
                                                                                                        ---------------
                                                                                                              1,815,321
                                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  NEVADA - 1.0%
$      1,130,000  Clark Cnty NV Impt Dist Ref Spl Loc Impt #151 ........       4.50%        08/01/23    $     1,175,731
         470,000  Las Vegas NV Spl Impt Dist #808 & #810 Ref ...........       5.00%        06/01/22            507,328
                                                                                                        ---------------
                                                                                                              1,683,059
                                                                                                        ---------------

                  NEW JERSEY - 1.5%
         500,000  NJ St Econ Dev Auth Ref, Ser A, BAM ..................       5.00%        06/15/23            555,400
       1,000,000  NJ St Hlth Care Facs Fing Auth Rev Ref Hackensack
                     Meridian Hlth, Ser A ..............................       5.00%        07/01/24          1,196,290
         100,000  NJ St Transit Corp, Ser A, GANS ......................       5.00%        09/15/21            109,228
         525,000  NJ St Transprtn Trust Fund Auth Transn Sys, Ser D ....       5.25%        12/15/23            581,427
                                                                                                        ---------------
                                                                                                              2,442,345
                                                                                                        ---------------

                  NEW YORK - 2.8%
         100,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref
                     Orchard Park ......................................       5.00%        11/15/22            112,561
         115,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref
                     Orchard Park ......................................       5.00%        11/15/24            131,642
       1,000,000  Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1...       5.00%        11/15/34          1,169,650
       1,000,000  New York City NY Transitional Fin Auth Rev Future Tax
                     Secured Sub Fiscal 2016, Ser A-1 ..................       5.00%        08/01/37          1,168,300
         300,000  NY St Dorm Auth Revs Non St Supported Debt Ref Orange
                     Regl Med Ctr (a) ..................................       5.00%        12/01/25            348,711
         195,000  NY St Dorm Auth Revs Non St Supported Debt Unrefunded
                     Pace Univ, Ser A ..................................       4.00%        05/01/22            209,904
          85,000  NY St Dorm Auth Revs Non St Supported Debt Unrefunded
                     Pace Univ, Ser A ..................................       5.00%        05/01/23             96,108
         465,000  Port Auth of New York & New Jersey NY Ref Consol,
                     Ser 186, AMT ......................................       5.00%        10/15/35            531,592
          15,000  Suffolk Cnty NY Econ Dev Corp Rev Prerefunded
                     Catholic Hlth Svcs Long Island Oblig Grp Proj .....       5.00%        07/01/28             17,171
          85,000  Suffolk Cnty NY Econ Dev Corp Rev Unrefunded
                     Catholic Hlth Svcs Long Island Oblig Grp Proj .....       5.00%        07/01/28             93,636
         500,000  TSASC Inc NY Ref, Ser A ..............................       5.00%        06/01/29            583,160
                                                                                                        ---------------
                                                                                                              4,462,435
                                                                                                        ---------------

                  NORTH CAROLINA - 0.6%
         900,000  NC St Capital Facs Fin Agy Student Rev Ref Hsg NC
                     A&T Univ Fdtn Proj, Ser A, AGC ....................       5.00%        06/01/26          1,043,082
                                                                                                        ---------------

                  NORTH DAKOTA - 0.2%
         225,000  Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr
                     Proj, Ser A .......................................       5.00%        07/01/22            255,906
                                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  OHIO - 3.7%
$      1,000,000  Chillicothe OH City Sch Dist Ref, AGM ................       4.00%        12/01/31    $     1,082,420
         750,000  Chillicothe OH Hosp Facs Rev Ref & Impt Adena Hlth
                     Sys Oblig Grp Proj ................................       5.00%        12/01/37            850,245
         500,000  Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM .........       5.00%        11/15/24            603,440
         700,000  Hamilton Cnty OH Hlth Care Facs Rev Christ Hosp
                     Proj ..............................................       5.25%        06/01/27            797,601
       1,000,000  North Royalton OH City Sch Dist Sch Impt .............       5.00%        12/01/47          1,136,550
       1,000,000  OH St Hgr Edu, Ser A .................................       5.00%        05/01/33          1,178,850
         230,000  S Estrn OH Port Auth Hosp Facs Rev Ref Mem Hlth Sys ..       5.00%        12/01/23            255,063
                                                                                                        ---------------
                                                                                                              5,904,169
                                                                                                        ---------------

                  OKLAHOMA - 1.0%
       1,000,000  Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref
                     Montereau Inc Proj ................................       5.00%        11/15/25          1,141,740
         250,000  Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref
                     Montereau Inc Proj ................................       5.00%        11/15/26            286,315
         100,000  Tulsa OK Arpts Impt Trust Ref, Ser D, BAM ............       5.00%        06/01/28            109,507
                                                                                                        ---------------
                                                                                                              1,537,562
                                                                                                        ---------------

                  OREGON - 1.5%
         275,000  Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger
                     Plaza .............................................       5.00%        12/01/20            303,482
       1,100,000  OR St Facs Auth Rev Ref Univ Portland, Ser A .........       5.00%        04/01/32          1,280,620
         700,000  Yamhill Cnty OR Hosp Auth Ref Friendsview Retmnt
                     Cmnty, Ser A ......................................       5.00%        11/15/31            755,489
                                                                                                        ---------------
                                                                                                              2,339,591
                                                                                                        ---------------

                  PENNSYLVANIA - 5.2%
         600,000  Bucks Cnty PA Indl Dev Auth Ref Sch Lane Chrt Sch
                     Proj ..............................................       5.00%        03/15/26            663,138
         500,000  Chester Cnty PA Indl Dev Auth Renaissance Academy
                     Chrt Sch ..........................................       5.00%        10/01/34            536,310
         500,000  Colonial PA Sch Dist .................................       5.00%        02/15/36            581,985
         300,000  Colonial PA Sch Dist, Ser A ..........................       5.00%        02/15/34            354,276
         300,000  Cumberland Cnty PA Muni Auth Ref Diakon Lutheran
                     Ministries Proj ...................................       5.00%        01/01/30            335,370
         700,000  Cumberland Cnty PA Muni Auth Ref Diakon Lutheran
                     Ministries Proj ...................................       5.00%        01/01/38            760,382
         750,000  E Hempfield Twp PA Indl Dev Auth Ref Willow Valley
                     Cmntys Proj .......................................       5.00%        12/01/29            864,555
         500,000  Middletown PA Sch Dist, Ser A ........................       5.00%        03/01/28            570,710
         925,000  Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life
                     Cmntys Ref ........................................       5.00%        11/15/25          1,030,820


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  PENNSYLVANIA (CONTINUED)
$         50,000  Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life
                     Cmntys Ref ........................................       5.00%        11/15/29    $        54,867
         100,000  Northampton Cnty PA Gen Purpose Auth Clg Rev Ref
                     Moravian Clg ......................................       5.00%        10/01/25            115,239
       1,000,000  PA St Turnpike Commission Turnpike Rev Ref ...........       5.00%        12/01/33          1,138,400
         290,000  Philadelphia PA Gas Works Rev Ref ....................       5.00%        08/01/25            346,405
         500,000  Philadelphia PA Ref, Ser A ...........................       5.25%        07/15/28            580,785
         405,000  Southcentrl PA General Auth Rev Ref Hanover Hosp
                     Inc ...............................................       5.00%        12/01/23            461,870
                                                                                                        ---------------
                                                                                                              8,395,112
                                                                                                        ---------------

                  RHODE ISLAND - 0.2%
         265,000  Tobacco Settlement Fing Corp RI Ref, Ser A ...........       5.00%        06/01/24            299,413
                                                                                                        ---------------

                  SOUTH CAROLINA - 1.5%
       1,000,000  Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B ......       5.00%        05/01/30          1,147,550
         200,000  Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt
                     Dist, Ser A-1 .....................................       3.13%        12/01/22            197,816
         745,000  Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3 .......       5.00%        01/01/23            826,913
          30,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth,
                     Ser A .............................................       5.00%        08/01/23             34,620
         150,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth,
                     Ser A, AGM ........................................       5.50%        08/01/24            172,424
                                                                                                        ---------------
                                                                                                              2,379,323
                                                                                                        ---------------

                  SOUTH DAKOTA - 0.7%
          30,000  SD St Hlth & Eductnl Facs Auth Avera Hlth, Ser B .....       5.50%        07/01/35             31,043
       1,000,000  SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp,
                     Ser B .............................................       5.00%        11/01/34          1,130,010
                                                                                                        ---------------
                                                                                                              1,161,053
                                                                                                        ---------------

                  TENNESSEE - 1.7%
         335,000  Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref
                     Student Hsg CDFI Phase I ..........................       5.00%        10/01/23            386,047
         600,000  Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref,
                     Ser B, AMT ........................................       5.75%        07/01/23            669,810
       1,385,000  Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl
                     Fac Brd Ref Lipscomb Univ Proj, Ser A .............       5.00%        10/01/29          1,579,177
          25,000  TN St Energy Acquisition Corp Gas Rev, Ser A .........       5.25%        09/01/21             28,450


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  TENNESSEE (CONTINUED)
$        120,000  TN St Energy Acquisition Corp Gas Rev, Ser A .........       5.25%        09/01/22    $       139,243
                                                                                                        ---------------
                                                                                                              2,802,727
                                                                                                        ---------------

                  TEXAS - 7.5%
         600,000  Brd of Managers TX Joint Guadalupe Cnty City of Seguin
                     Hosp Mtg Ref ......................................       5.00%        12/01/24            662,598
         600,000  Centrl TX Regl Mobility Auth Rev Ref Sub Lien ........       5.00%        01/01/33            666,156
         600,000  Flower Mound TX Spl Assmnt Rev River Walk Pub Impt
                     Dist #1 ...........................................       6.13%        09/01/28            613,350
       1,100,000  Harris Cnty TX Ref Sr Lien Toll Road, Ser B ..........       5.00%        08/15/36          1,290,278
         500,000  Houston TX Arpt Sys Rev Ref United Airls Inc
                     Terminal E Proj, AMT ..............................       4.50%        07/01/20            526,745
       1,000,000  Houston TX Arpt Sys Rev Ref, Ser B-2, AMT ............       5.00%        07/15/20          1,069,190
         500,000  Mission TX Econ Dev Corp Rev Sr Lien Nat Gasoline
                     Proj, Ser B, AMT (b) ..............................       5.75%        10/01/31            523,715
       1,000,000  N TX Tollway Auth Rev Ref Sys Second Tier, Ser B .....       5.00%        01/01/31          1,140,860
         800,000  New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac
                     Rev Ref Carillon Lifecare Cmnty Proj ..............       5.00%        07/01/36            821,376
         170,000  New Hope Cultural Edu Facs Fin Corp TX Student Hsg
                     Rev Chf Collegiate Hsg Corpus Christii LLC TX
                     A&M Univ ..........................................       5.00%        04/01/39            179,675
         500,000  New Hope Cultural Edu Facs Fin Corp TX Student Hsg
                     Rev Chf Collegiate Hsg Galveston I LLC TX A&M
                     Univ Galveston ....................................       5.00%        04/01/22            553,495
          25,000  New Hope Cultural Edu Facs Fin Corp TX Student Hsg
                     Rev Chf Stephenville-Tarleton St Univ Proj,
                     Ser A .............................................       4.25%        04/01/22             27,027
         495,000  Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC
                     Crestview, Ser A ..................................       7.75%        11/15/31            628,769
         500,000  Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac
                     Rev Temps 50 Buckner Sr Living Ventana Proj,
                     Ser B-3 ...........................................       3.88%        11/15/22            500,190
         600,000  TX St Muni Gas Acquisition & Sply Corp III Gas
                     Sply Rev ..........................................       5.00%        12/15/24            690,162
         550,000  TX St Muni Gas Acquisition & Sply Corp III Gas
                     Sply Rev ..........................................       5.00%        12/15/31            605,852
         525,000  TX St Transprtn Commission Central TX Turnpike Sys
                     Rev Ref, Ser B ....................................       5.00%        08/15/37            598,988
         500,000  Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM .....       6.00%        12/01/26            627,535


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  TEXAS (CONTINUED)
$        155,000  Viridian TX Muni Mgmt Dist Road Impt, BAM ............       5.00%        12/01/26    $       178,131
         125,000  Viridian TX Muni Mgmt Dist Utility Impt, BAM .........       5.00%        12/01/26            143,654
                                                                                                        ---------------
                                                                                                             12,047,746
                                                                                                        ---------------

                  UTAH - 0.8%
         400,000  UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest
                     Academy ...........................................       5.00%        04/15/32            452,336
         325,000  UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest
                     Academy ...........................................       5.00%        04/15/37            365,164
         500,000  UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum
                     Academy Proj (a)...................................       6.00%        04/15/45            516,900
                                                                                                        ---------------
                                                                                                              1,334,400
                                                                                                        ---------------

                  VERMONT - 1.6%
         550,000  Burlington VT Ref Lakeview Garage Proj, Ser A, COPS ..       5.00%        12/01/24            610,016
         745,000  VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp
                     Proj, Ser A .......................................       5.00%        05/01/25            817,548
         585,000  VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp
                     Proj, Ser A .......................................       5.00%        05/01/26            639,054
         500,000  VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp
                     Proj, Ser A .......................................       5.00%        05/01/27            542,935
                                                                                                        ---------------
                                                                                                              2,609,553
                                                                                                        ---------------

                  VIRGINIA - 1.2%
       1,580,000  Hampton Roads VA Santn Dist Wstwtr Rev Ref Sub,
                     Ser A .............................................       5.00%        08/01/35          1,876,803
                                                                                                        ---------------

                  WASHINGTON - 2.5%
       1,250,000  Centrl Puget Sound WA Regl Transprtn Auth Sales &
                     Use Tax Green Bond Ref & Impt, Ser S-1 ............       5.00%        11/01/35          1,473,312
       1,250,000  Energy NW WA Elec Rev Ref Columbia Generating Sys,
                     Ser A .............................................       5.00%        07/01/38          1,456,438
         155,000  Mason Cnty WA Pub Utility Dist #1 Sys ................       3.50%        12/01/21            162,814
         270,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit
                     Regl Hlth .........................................       4.00%        12/01/24            289,286
         110,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A ....       5.00%        12/01/22            122,993
         165,000  Skagit Cnty WA Pub Hosp Dist #1 Skagit Valley Hosp ...       5.00%        12/01/20            178,637
         250,000  Tobacco Settlement Auth WA Tobacco Settlement Rev
                     Ref ...............................................       5.00%        06/01/23            292,558
          35,000  WA St Hsg Fin Commission Ref Emerald Heights Proj ....       5.00%        07/01/22             39,712


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
----------------  ------------------------------------------------------  --------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  WASHINGTON (CONTINUED)
$         50,000  WA St Hsg Fin Commission Ref Emerald Heights Proj ....       5.00%        07/01/28    $        56,185
                                                                                                        ---------------
                                                                                                              4,071,935
                                                                                                        ---------------

                  WISCONSIN - 2.4%
       1,000,000  Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj,
                     Ser B, AMT ........................................       5.00%        12/01/25          1,136,110
         500,000  Pub Fin Auth WI Sr Living Rev Ref Mary's Woods At
                     Marylhurst Proj, Ser B-2 (a) ......................       3.50%        11/15/23            504,815
         500,000  WI St Hlth & Eductnl Facs Auth Rev Ref
                     Marquette Univ ....................................       5.00%        10/01/28            579,580
       1,175,000  WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care
                     Oblig Grp .........................................       5.00%        08/15/31          1,337,373
         175,000  WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care
                     Oblig Grp .........................................       5.00%        08/15/33            197,279
         100,000  WI St Hlth & Eductnl Facs Auth Rev Ref St Johns Cmntys
                     Inc, Ser B ........................................       4.00%        09/15/23            107,111
                                                                                                        ---------------
                                                                                                              3,862,268
                                                                                                        ---------------

                  WYOMING - 0.2%
         250,000  Natrona Cnty WY Hosp Rev Ref WY Med Ctr Proj .........       5.00%        09/15/30            289,323
          50,000  WY Cmnty Dev Auth Student Hsg Rev Chf Wyoming LLC ....       6.25%        07/01/31             54,506
                                                                                                        ---------------
                                                                                                                343,829
                                                                                                        ---------------

                  TOTAL INVESTMENTS - 93.4%...........................................................      150,715,795
                  (Cost $146,874,758) (f)

                  NET OTHER ASSETS AND LIABILITIES - 6.6%.............................................       10,642,586
                                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................................  $   161,358,381
                                                                                                        ===============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"), the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $9,672,828 or 6.0% of net assets.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(c) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust.


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)


(d)   Zero coupon bond.

(e) Security has a mandatory put by the holder. Maturity date reflects such put.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,981,460 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $140,423.

    AGC     Assured Guaranty Corp.
    AGM     Assured Guaranty Municipal Corp.
    AMT     Alternative Minimum Tax
    BAM     Building America Mutual
   CABS     Capital Appreciation Bonds
   COPS     Certificates of Participation
   GANS     Grant Anticipation Notes
NATL-RE     National Public Finance Guarantee Corp.


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2017       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Municipal Bonds*..................................  $150,715,795  $         --  $150,715,795  $         --
                                                    ============  ============  ============  ============

* See Portfolio of Investments for state/territory breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of eleven funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FMB on The Nasdaq Stock Market LLC.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act") for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           JULY 31, 2017 (UNAUDITED)

security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of the security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security; and

           10)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2017, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                          ACQUISITION   PRINCIPAL     CURRENT     CARRYING                % OF NET
SECURITY                                     DATE         VALUE        PRICE        COST        VALUE      ASSETS
----------------------------------------  -----------  ------------  ----------  -----------  ----------  ---------
CA Stwd Cmntys Dev Auth Rev Ref Lancer
   Eductnl Student Hsg Proj, Ser A         11/02/16    $    500,000  $   103.74  $   508,882  $  518,720    0.32%
Mission TX Econ Dev Corp Rev Sr Lien Nat
   Gasoline Proj, Ser B                    04/28/16         500,000      104.74      478,928     523,715    0.32
                                                                                 -----------  ----------  ---------
                                                                                 $   987,810  $1,042,435    0.64%
                                                                                 ===========  ==========  =========

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 77.8%

                 AEROSPACE & DEFENSE - 3.2%
         12,236  Boeing (The) Co. ...................................................  $     2,966,741
          2,067  TransDigm Group, Inc. ..............................................          583,183
                                                                                       ---------------
                                                                                             3,549,924
                                                                                       ---------------

                 AIR FREIGHT & LOGISTICS - 0.3%
          3,360  United Parcel Service, Inc., Class B ...............................          370,574
                                                                                       ---------------

                 AIRLINES - 1.8%
          7,761  American Airlines Group, Inc. ......................................          391,465
         28,588  Southwest Airlines Co. (a)..........................................        1,586,920
                                                                                       ---------------
                                                                                             1,978,385
                                                                                       ---------------

                 AUTO COMPONENTS - 3.1%
          3,219  Cooper-Standard Holdings, Inc. (b)..................................          329,175
         14,823  Delphi Automotive PLC...............................................        1,340,295
         50,491  Gentex Corp. .......................................................          859,357
         30,566  Goodyear Tire & Rubber (The) Co. ...................................          963,135
                                                                                       ---------------
                                                                                             3,491,962
                                                                                       ---------------

                 BANKS - 2.4%
         11,859  JPMorgan Chase & Co. ...............................................        1,088,656
         40,585  People's United Financial, Inc. ....................................          707,803
         12,859  ServisFirst Bancshares, Inc. .......................................          467,296
          8,237  Shinhan Financial Group Co., Ltd., ADR .............................          391,422
                                                                                       ---------------
                                                                                             2,655,177
                                                                                       ---------------

                 BEVERAGES - 0.8%
          7,318  Anheuser-Busch InBev S.A./N.V., ADR ................................          882,990
                                                                                       ---------------

                 BIOTECHNOLOGY - 3.6%
          3,901  Biogen, Inc. (a) (b)................................................        1,129,691
          9,673  Esperion Therapeutics, Inc. (b).....................................          438,090
         28,551  NewLink Genetics Corp. (b)..........................................          206,138
         11,998  Portola Pharmaceuticals, Inc. (b)...................................          740,277
          2,447  Shire PLC, ADR .....................................................          409,970
         69,785  Vanda Pharmaceuticals, Inc. (b).....................................        1,085,157
                                                                                       ---------------
                                                                                             4,009,323
                                                                                       ---------------

                 BUILDING PRODUCTS - 2.8%
         28,122  Allegion PLC .......................................................        2,284,631
          4,837  Lennox International, Inc. .........................................          827,127
                                                                                       ---------------
                                                                                             3,111,758
                                                                                       ---------------

                 CHEMICALS - 2.7%
         11,942  Dow Chemical (The) Co. .............................................          767,154
          5,536  Sherwin-Williams (The) Co. .........................................        1,867,127
          5,455  Trinseo S.A. .......................................................          383,486
                                                                                       ---------------
                                                                                             3,017,767
                                                                                       ---------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.9%
         24,284  Rollins, Inc. ......................................................        1,054,168
                                                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 COMMUNICATIONS EQUIPMENT - 0.4%
         16,346  Sierra Wireless, Inc. (b)...........................................  $       482,207
                                                                                       ---------------

                 DIVERSIFIED CONSUMER SERVICES - 0.9%
         29,135  Service Corp. International/US .....................................        1,011,859
                                                                                       ---------------

                 DIVERSIFIED FINANCIAL SERVICES - 1.5%
          9,356  Bershire Hathaway, Inc., Class B (b)................................        1,637,019
                                                                                       ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
         24,113  AT&T, Inc. .........................................................          940,407
         67,969  Telefonica S.A., ADR ...............................................          766,690
                                                                                       ---------------
                                                                                             1,707,097
                                                                                       ---------------

                 ELECTRICAL EQUIPMENT - 0.5%
          3,248  Rockwell Automation, Inc. ..........................................          536,017
                                                                                       ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
          3,367  Universal Display Corp. ............................................          406,060
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - 0.6%
          8,738  CVS Health Corp. ...................................................          698,428
                                                                                       ---------------

                 FOOD PRODUCTS - 3.6%
         12,869  ConAgra Foods, Inc. ................................................          440,634
         18,993  Hershey (The) Co. ..................................................        2,000,153
         16,709  McCormick & Co., Inc. ..............................................        1,592,368
                                                                                       ---------------
                                                                                             4,033,155
                                                                                       ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
         10,867  Danaher Corp. ......................................................          885,552
         22,331  Masimo Corp. (b)....................................................        2,112,513
         11,792  Medtronic PLC ......................................................          990,174
                                                                                       ---------------
                                                                                             3,988,239
                                                                                       ---------------

                 HEALTH CARE PROVIDERS & SERVICES - 2.5%
          9,836  AMN Healthcare Services, Inc. (b)...................................          362,948
         11,994  Laboratory Corp of America Holdings (b).............................        1,905,967
          2,917  UnitedHealth Group, Inc. (a)........................................          559,510
                                                                                       ---------------
                                                                                             2,828,425
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - 0.5%
          3,616  McDonald's Corp. ...................................................          560,986
                                                                                       ---------------

                 HOUSEHOLD DURABLES - 2.7%
         11,209  Lennar Corp., Class A ..............................................          587,800
         48,659  PulteGroup, Inc. ...................................................        1,188,253
         20,411  Tupperware Brands Corp. ............................................        1,239,152
                                                                                       ---------------
                                                                                             3,015,205
                                                                                       ---------------

                 HOUSEHOLD PRODUCTS - 1.4%
         14,035  Colgate-Palmolive Co. ..............................................        1,013,327
         11,284  Energizer Holdings, Inc. ...........................................          519,854
                                                                                       ---------------
                                                                                             1,533,181
                                                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 INDUSTRIAL CONGLOMERATES - 1.4%
          6,608  Roper Industries, Inc. .............................................  $     1,536,096
                                                                                       ---------------

                 INSURANCE - 1.4%
         17,321  American International Group, Inc. .................................        1,133,659
          9,307  Loews Corp. ........................................................          453,065
                                                                                       ---------------
                                                                                             1,586,724
                                                                                       ---------------

                 INTERNET & DIRECT MARKETING RETAIL - 1.8%
          2,012  Amazon.com, Inc. (b)................................................        1,987,413
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - 1.3%
          8,340  Facebook, Inc., Class A (b).........................................        1,411,545
                                                                                       ---------------

                 IT SERVICES - 3.2%
          6,010  Accenture PLC, Class A (a)..........................................          774,208
          5,449  Cognizant Technology Solutions Corp., Class A ......................          377,725
         23,794  Visa, Inc., Class A ................................................        2,368,931
                                                                                       ---------------
                                                                                             3,520,864
                                                                                       ---------------

                 LEISURE PRODUCTS - 0.3%
          6,285  Brunswick Corp. ....................................................          355,794
                                                                                       ---------------

                 MACHINERY - 3.1%
          4,384  Deere & Co. ........................................................          562,380
          2,665  Stanley Black & Decker, Inc. .......................................          374,939
         35,058  Toro (The) Co. (a)..................................................        2,492,273
                                                                                       ---------------
                                                                                             3,429,592
                                                                                       ---------------

                 MEDIA - 1.5%
         24,430  Liberty Global PLC, Class A (b).....................................          827,200
         24,794  Liberty Global PLC, Class C (b).....................................          812,499
                                                                                       ---------------
                                                                                             1,639,699
                                                                                       ---------------

                 MULTILINE RETAIL - 0.3%
          6,314  Target Corp. .......................................................          357,814
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - 1.6%
          3,027  Concho Resources, Inc. (b)..........................................          394,297
         45,817  Enbridge Energy Management, LLC (c).................................          695,502
          8,640  Exxon Mobil Corp. (a)...............................................          691,546
                                                                                       ---------------
                                                                                             1,781,345
                                                                                       ---------------

                 PHARMACEUTICALS - 3.7%
          2,800  Allergan PLC .......................................................          706,524
         12,079  Catalent, Inc. (b)..................................................          419,141
         31,392  Merck & Co., Inc. (a)...............................................        2,005,321
          9,029  Mylan NV (b)........................................................          352,041
         14,152  Novo Nordisk A/S, ADR ..............................................          600,045
                                                                                       ---------------
                                                                                             4,083,072
                                                                                       ---------------

                 PROFESSIONAL SERVICES - 0.3%
          4,419  Insperity, Inc. ....................................................          333,635
                                                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 ROAD & RAIL - 0.3%
          3,316  Union Pacific Corp. (a).............................................  $       341,415
                                                                                       ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
         11,264  Maxim Integrated Products, Inc. ....................................          511,836
         13,639  MaxLinear, Inc. (b).................................................          357,342
                                                                                       ---------------
                                                                                               869,178
                                                                                       ---------------

                 SOFTWARE - 4.8%
         17,737  Adobe Systems, Inc. (a) (b).........................................        2,598,293
          4,072  Electronic Arts, Inc. (b)...........................................          475,365
          8,740  Fortinet, Inc. (b)..................................................          322,593
         11,594  Oracle Corp. .......................................................          578,888
          4,939  SAP SE, ADR ........................................................          522,793
         11,657  Symantec Corp. .....................................................          361,251
          7,008  Synopsys, Inc. (b)..................................................          536,603
                                                                                       ---------------
                                                                                             5,395,786
                                                                                       ---------------

                 SPECIALTY RETAIL - 1.2%
          6,590  Home Depot (The), Inc. (a)..........................................          985,864
          4,194  Lowe's Cos., Inc. ..................................................          324,616
                                                                                       ---------------
                                                                                             1,310,480
                                                                                       ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.8%
         23,381  Apple, Inc. (a).....................................................        3,477,456
         36,678  HP, Inc. (a)........................................................          700,550
                                                                                       ---------------
                                                                                             4,178,006
                                                                                       ---------------

                 TOBACCO - 1.7%
         12,936  Altria Group, Inc. (a)..............................................          840,452
          8,565  Philip Morris International, Inc. ..................................          999,621
                                                                                       ---------------
                                                                                             1,840,073
                                                                                       ---------------

                 TRADING COMPANIES & DISTRIBUTORS - 1.3%
         20,136  Fastenal Co. .......................................................          865,043
          5,318  United Rentals, Inc. (b)............................................          632,629
                                                                                       ---------------
                                                                                             1,497,672
                                                                                       ---------------

                 TRANSPORTATION INFRASTRUCTURE - 0.4%
          5,972  Macquarie Infrastructure Corp. .....................................          452,737
                                                                                       ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 1.9%
         70,913  Vodafone Group PLC, ADR ............................................        2,104,698
                                                                                       ---------------
                 TOTAL COMMON STOCKS ................................................       86,573,544
                 (Cost $80,752,780)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 9.7%

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - 7.7%
         79,569  Columbia Property Trust, Inc. ......................................        1,730,626
         32,420  Corporate Office Properties Trust ..................................        1,079,262
         14,463  Equity Commonwealth (b).............................................          456,741


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

 SHARES/UNITS                                DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                 EQUITY REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
         27,170  Equity LifeStyle Properties, Inc. (a)...............................  $     2,371,941
         47,164  Four Corners Property Trust, Inc. ..................................        1,197,022
         18,589  GEO Group, Inc./The ................................................          545,587
         16,110  Hospitality Properties Trust (a)....................................          468,157
          2,794  SBA Communications Corp. (b)........................................          384,315
          5,393  Ventas, Inc. .......................................................          363,218
                                                                                       ---------------
                                                                                             8,596,869
                                                                                       ---------------

                 MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 2.0%
        185,982  Annaly Capital Management, Inc. ....................................        2,237,364
                                                                                       ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................       10,834,233
                 (Cost $10,031,664)                                                    ---------------

MASTER LIMITED PARTNERSHIPS - 4.9%

                 OIL, GAS & CONSUMABLE FUELS - 4.9%
         48,572  CVR Refining, L.P. (b)..............................................          359,433
         67,418  Enterprise Products Partners, L.P. (a)..............................        1,833,769
         22,953  Shell Midstream Partners, L.P. .....................................          655,997
         38,314  TC PipeLines, L.P. .................................................        2,195,009
         14,204  Western Refining Logistics, L.P. ...................................          364,333
                                                                                       ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................        5,408,541
                 (Cost $5,683,002)                                                     ---------------

EXCHANGE-TRADED FUNDS - 7.1%

                 CAPITAL MARKETS - 7.1%
         22,240  iShares Core S&P Small-Cap ETF (a)..................................        1,574,814
         11,123  iShares Russell 2000 ETF (a)........................................        1,574,016
          9,320  iShares Russell 2000 Growth ETF (a).................................        1,584,959
         13,141  iShares Russell 2000 Value ETF (a)..................................        1,565,093
         11,462  Vanguard Small-Cap ETF (a)..........................................        1,572,013
                                                                                       ---------------
                 TOTAL EXCHANGE-TRADED FUNDS ........................................        7,870,895
                 (Cost $6,216,811)                                                     ---------------

                 TOTAL INVESTMENTS - 99.5% ..........................................      110,687,213
                 (Cost $102,684,257) (d)                                               ---------------

COMMON STOCKS SOLD SHORT - (16.9%)

                 AEROSPACE & DEFENSE - (0.9%)
         (9,079) Cubic Corp. ........................................................         (432,614)
           (976) Curtiss-Wright Corp. ...............................................          (94,106)
           (710) United Technologies Corp. ..........................................          (84,185)
        (33,022) Wesco Aircraft Holdings, Inc. (b)...................................         (358,289)
                                                                                       ---------------
                                                                                              (969,194)
                                                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 AUTOMOBILES - (0.3%)
        (34,161) Ford Motor Co. .....................................................  $      (383,286)
                                                                                       ---------------

                 BANKS - (0.9%)
         (4,252) BB&T Corp. .........................................................         (201,205)
         (8,021) U.S. Bancorp .......................................................         (423,348)
         (7,767) Wells Fargo & Co. ..................................................         (418,952)
                                                                                       ---------------
                                                                                            (1,043,505)
                                                                                       ---------------

                 BEVERAGES - (0.7%)
         (9,309) Coca-Cola (The) Co. ................................................         (426,724)
         (3,311) PepsiCo, Inc. ......................................................         (386,096)
                                                                                       ---------------
                                                                                              (812,820)
                                                                                       ---------------

                 BIOTECHNOLOGY - (0.8%)
           (911) BioMarin Pharmaceutical, Inc. (b)...................................          (79,922)
         (6,048) Coherus Biosciences, Inc. (b).......................................          (78,927)
         (1,846) Incyte Corp. (b)....................................................         (246,053)
         (4,194) MacroGenics, Inc. (b)...............................................          (69,285)
         (1,496) Spark Therapeutics, Inc. (b)........................................         (106,216)
         (1,379) TESARO, Inc. (b)....................................................         (176,043)
         (3,701) Xencor, Inc. (b)....................................................          (86,418)
                                                                                       ---------------
                                                                                              (842,864)
                                                                                       ---------------

                 BUILDING PRODUCTS - (0.3%)
         (7,656) Johnson Controls International PLC .................................         (298,201)
                                                                                       ---------------
                 CAPITAL MARKETS - (0.1%)
         (3,081) Thomson Reuters Corp. ..............................................         (141,387)
                                                                                       ---------------

                 CHEMICALS - (0.9%)
         (2,838) Air Products & Chemicals, Inc. .....................................         (403,422)
         (1,280) Ashland Global Holdings, Inc. ......................................          (83,161)
         (6,264) Calgon Carbon Corp. ................................................         (100,224)
        (17,871) Mosaic (The) Co. ...................................................         (431,406)
                                                                                       ---------------
                                                                                            (1,018,213)
                                                                                       ---------------

                 COMMUNICATIONS EQUIPMENT - (0.3%)
         (2,046) Palo Alto Networks, Inc. (b)........................................         (269,622)
         (1,290) ViaSat, Inc. (b)....................................................          (85,256)
                                                                                       ---------------
                                                                                              (354,878)
                                                                                       ---------------

                 CONSTRUCTION & ENGINEERING - (0.5%)
        (14,225) Chicago Bridge & Iron Co., NV.......................................         (266,576)
         (4,744) Jacobs Engineering Group, Inc. .....................................         (250,104)
         (5,928) KBR, Inc. ..........................................................          (88,446)
                                                                                       ---------------
                                                                                              (605,126)
                                                                                       ---------------

                 CONSUMER FINANCE - (0.1%)
         (1,373) Discover Financial Services ........................................          (83,671)
                                                                                       ---------------

                 DISTRIBUTORS - (0.3%)
         (3,562) Genuine Parts Co. ..................................................         (302,521)
                                                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
         (6,342) ATN International, Inc. ............................................  $      (367,836)
         (2,171) Verizon Communications, Inc. .......................................         (105,076)
                                                                                       ---------------
                                                                                              (472,912)
                                                                                       ---------------

                 ELECTRICAL EQUIPMENT - (0.3%)
         (5,209) Emerson Electric Co. ...............................................         (310,509)
                                                                                       ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.1%)
         (2,250) Avnet, Inc. ........................................................          (86,355)
                                                                                       ---------------

                 ENERGY EQUIPMENT & SERVICES - (0.8%)
         (8,115) Halliburton Co. ....................................................         (344,400)
         (5,686) Schlumberger, Ltd. .................................................         (390,060)
        (11,758) Superior Energy Services, Inc. (b)..................................         (126,516)
                                                                                       ---------------
                                                                                              (860,976)
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - (0.2%)
         (7,741) Kroger (The) Co. ...................................................         (189,809)
                                                                                       ---------------

                 FOOD PRODUCTS - (1.1%)
         (5,797) Kellogg Co. ........................................................         (394,196)
         (4,507) Kraft Heinz (The) Co. ..............................................         (394,182)
         (9,044) Mondelez International, Inc., Class A ..............................         (398,117)
                                                                                       ---------------
                                                                                            (1,186,495)
                                                                                       ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - (1.3%)
         (5,823) Abbott Laboratories ................................................         (286,375)
         (2,203) Becton Dickinson and Co. ...........................................         (443,684)
         (4,234) DENTSPLY SIRONA, Inc. ..............................................         (262,635)
         (4,357) Insulet Corp. (b)...................................................         (219,201)
         (1,782) Nevro Corp. (b).....................................................         (153,359)
         (4,234) NxStage Medical, Inc. (b)...........................................          (99,711)
                                                                                       ---------------
                                                                                            (1,464,965)
                                                                                       ---------------

                 INDUSTRIAL CONGLOMERATES - (0.3%)
        (14,864) General Electric Co. ...............................................         (380,667)
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - (0.4%)
         (4,058) Akamai Technologies, Inc. (b).......................................         (191,294)
        (10,933) Hortonworks, Inc. (b)...............................................         (146,502)
         (3,410) Instructure, Inc. (b)...............................................         (110,314)
                                                                                       ---------------
                                                                                              (448,110)
                                                                                       ---------------

                 IT SERVICES - (0.6%)
         (1,285) Amdocs Ltd. ........................................................          (86,314)
           (905) FleetCor Technologies, Inc. (b).....................................         (137,614)
         (2,705) International Business Machines Corp. ..............................         (391,332)
                                                                                       ---------------
                                                                                              (615,260)
                                                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 LEISURE PRODUCTS - (0.3%)
        (18,433) Mattel, Inc. .......................................................  $      (369,029)
                                                                                       ---------------

                 MACHINERY - (0.4%)
         (4,119) PACCAR, Inc. .......................................................         (281,946)
         (1,789) Wabtec Corp. .......................................................         (134,819)
                                                                                       ---------------
                                                                                              (416,765)
                                                                                       ---------------

                 MEDIA - (0.9%)
         (4,960) Liberty Broadband Corp., Class A (b)................................         (490,643)
        (13,252) Time, Inc. .........................................................         (186,191)
         (2,966) Walt Disney (The) Co. ..............................................         (326,052)
                                                                                       ---------------
                                                                                            (1,002,886)
                                                                                       ---------------

                 METALS & MINING - (0.2%)
         (2,302) Carpenter Technology Corp. .........................................          (93,070)
         (7,225) Freeport-McMoRan, Inc. (b)..........................................         (105,629)
                                                                                       ---------------
                                                                                              (198,699)
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - (1.1%)
           (699) Cimarex Energy Co. .................................................          (69,222)
        (16,585) Gulfport Energy Corp. (b)...........................................         (209,303)
         (2,415) Newfield Exploration Co. (b)........................................          (69,383)
         (6,568) Occidental Petroleum Corp. .........................................         (406,756)
         (2,989) Phillips 66 ........................................................         (250,329)
           (621) Pioneer Natural Resources Co. ......................................         (101,285)
         (7,365) QEP Resources, Inc. (b).............................................          (63,118)
        (12,505) Sanchez Energy Corp. (b)............................................          (70,528)
                                                                                       ---------------
                                                                                            (1,239,924)
                                                                                       ---------------

                 PERSONAL PRODUCTS - (0.5%)
         (4,018) Edgewell Personal Care Co. (b)......................................         (290,099)
        (16,452) Revlon, Inc., Class A (b)...........................................         (321,637)
                                                                                       ---------------
                                                                                              (611,736)
                                                                                       ---------------

                 PHARMACEUTICALS - (0.4%)
         (2,466) Eli Lilly & Co. ....................................................         (203,839)
         (3,451) Medicines (The) Co. (b).............................................         (132,691)
         (2,523) Pfizer, Inc. .......................................................          (83,663)
                                                                                       ---------------
                                                                                              (420,193)
                                                                                       ---------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.2%)
         (4,694) Alexander & Baldwin, Inc. ..........................................         (196,819)
                                                                                       ---------------

                 ROAD & RAIL - (0.2%)
         (5,779) Avis Budget Group, Inc. (b).........................................         (177,878)
                                                                                       ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.1%)
        (10,109) PDF Solutions, Inc. (b).............................................         (162,250)
                                                                                       ---------------

                 SOFTWARE - (0.2%)
         (2,618) Microsoft Corp. ....................................................         (190,329)


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 SOFTWARE (CONTINUED)
           (402) Ultimate Software Group, Inc. (b)...................................  $       (90,735)
                                                                                       ---------------
                                                                                              (281,064)
                                                                                       ---------------

                 SPECIALTY RETAIL - (0.2%)
           (259) AutoZone, Inc. (b)..................................................         (139,813)
           (325) O'Reilly Automotive, Inc. (b).......................................          (66,398)
                                                                                       ---------------
                                                                                              (206,211)
                                                                                       ---------------

                 THRIFTS & MORTGAGE FINANCE - (0.2%)
        (14,462) New York Community Bancorp, Inc. ...................................         (189,886)
                                                                                       ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - (0.4%)
         (7,970) Telephone & Data Systems, Inc. .....................................         (226,587)
         (5,806) United States Cellular Corp. (b)....................................         (219,931)
                                                                                       ---------------
                                                                                              (446,518)
                                                                                       ---------------
                 TOTAL COMMON STOCKS SOLD SHORT .....................................      (18,791,582)
                 (Cost $(19,027,525))                                                  ---------------

REAL ESTATE INVESTMENT TRUSTS SOLD SHORT - (1.7%)

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - (1.7%)
        (14,290) Acadia Realty Trust ................................................         (424,985)
           (385) Essex Property Trust, Inc. .........................................         (100,755)
         (3,304) Federal Realty Investment Trust ....................................         (438,210)
         (2,703) Kilroy Realty Corp. ................................................         (187,615)
         (2,655) Realty Income Corp. ................................................         (151,494)
         (9,868) Retail Properties of America, Inc., Class A ........................         (130,554)
           (899) SL Green Realty Corp. ..............................................          (92,840)
        (12,239) STORE Capital Corp. ................................................         (286,270)
         (3,411) Urban Edge Properties ..............................................          (85,718)
                                                                                       ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS SOLD SHORT .....................       (1,898,441)
                 (Cost $(1,937,117))                                                   ---------------

EXCHANGE-TRADED FUNDS SOLD SHORT - (4.6%)

                 CAPITAL MARKETS - (4.6%)
        (20,638) SPDR S&P 500 ETF Trust .............................................       (5,092,839)
                 (Cost $(4,954,433))                                                   ---------------

                 TOTAL INVESTMENTS SOLD SHORT - (23.2%) .............................      (25,782,862)
                 (Proceeds $25,919,075)

                 NET OTHER ASSETS AND LIABILITIES - 23.7% ...........................       26,425,900
                                                                                       ---------------
                 NET ASSETS - 100.0% ................................................  $   111,330,251
                                                                                       ===============

-----------------------------

(a) All or a portion of this security serves as collateral for investments sold short.

(b)   Non-income producing security.

(c) Non-income producing security which pays in-kind distributions. There were no in-kind distributions received for the fiscal year-to-date period (November 1, 2016 to July 31, 2017).


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)


(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,216,796 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,213,840.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                               ASSETS TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2017       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks*....................................  $ 86,573,544  $ 86,573,544  $         --  $         --
Real Estate Investment Trusts* ...................    10,834,233    10,834,233            --            --

Master Limited Partnerships*......................     5,408,541     5,408,541            --            --
Exchange-Traded Funds* ...........................     7,870,895     7,870,895            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $110,687,213  $110,687,213  $         --  $         --
                                                    ============  ============  ============  ============


                                            LIABILITIES TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2017       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks Sold Short*.........................  $(18,791,582) $(18,791,582) $         --  $         --
Real Estate Investment Trusts Sold Short*.........    (1,898,441)   (1,898,441)           --            --
Exchange-Traded Funds Sold Short*.................    (5,092,839)   (5,092,839)           --            --
                                                    ------------  ------------  ------------  ------------
Total Investments Sold Short......................  $(25,782,862) $(25,782,862) $         --  $         --
                                                    ============  ============  ============  ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the "Fund"), which trades under the ticker FTLS on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or third-party pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           JULY 31, 2017 (UNAUDITED)


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale, which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The Fund pays interest for borrowing such securities.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED         STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  --------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES - 92.5%

                  BRAZIL - 14.1%
$     10,400,000  Brazil Notas do Tesouro Nacional, Series F (BRL) .....      10.00%        01/01/21    $     3,416,807
       8,300,000  Brazil Notas do Tesouro Nacional, Series F (BRL) .....      10.00%        01/01/25          2,684,555
       1,900,000  Brazil Notas do Tesouro Nacional, Series F (BRL) .....      10.00%        01/01/27            611,856
                                                                                                        ---------------
                                                                                                              6,713,218
                                                                                                        ---------------

                  CHILE - 3.5%
     120,000,000  Bonos del Banco Central de Chile en Pesos (CLP) ......       6.00%        02/01/21            200,594
     880,000,000  Chile Government International Bond (CLP) ............       5.50%        08/05/20          1,442,583
                                                                                                        ---------------
                                                                                                              1,643,177
                                                                                                        ---------------

                  COLOMBIA - 3.7%
   5,133,000,000  Colombian TES (COP) ..................................       7.00%        05/04/22          1,778,561
                                                                                                        ---------------

                  CZECH REPUBLIC - 2.5%
      23,140,000  Czech Republic Government Bond (CZK) .................       2.40%        09/17/25          1,203,299
                                                                                                        ---------------

                  HUNGARY - 3.0%
     198,800,000  Hungary Government Bond (HUF) ........................       6.50%        06/24/19            866,311
     117,020,000  Hungary Government Bond (HUF) ........................       5.50%        06/24/25            543,420
                                                                                                        ---------------
                                                                                                              1,409,731
                                                                                                        ---------------

                  INDONESIA - 12.7%
   1,500,000,000  Indonesia Treasury Bond (IDR) ........................       7.88%        04/15/19            115,417
  29,714,000,000  Indonesia Treasury Bond (IDR) ........................       8.38%        03/15/24          2,413,210
  35,115,000,000  Indonesia Treasury Bond (IDR) ........................       8.38%        09/15/26          2,856,849
   7,930,000,000  Indonesia Treasury Bond (IDR) ........................       8.38%        03/15/34            641,590
                                                                                                        ---------------
                                                                                                              6,027,066
                                                                                                        ---------------

                  ISRAEL - 2.5%
       3,050,000  Israel Government Bond - Fixed (ILS) .................       6.25%        10/30/26          1,193,814
                                                                                                        ---------------

                  MALAYSIA - 3.3%
       5,520,000  Malaysia Government Bond (MYR) .......................       4.16%        07/15/21          1,310,292
       1,000,000  Malaysia Government Bond (MYR) .......................       4.05%        09/30/21            236,319
                                                                                                        ---------------
                                                                                                              1,546,611
                                                                                                        ---------------

                  MEXICO - 4.7%
      25,520,000  Mexican Bonos (MXN) ..................................      10.00%        12/05/24          1,698,992
       9,290,000  Mexican Bonos (MXN) ..................................       7.75%        05/29/31            556,189
                                                                                                        ---------------
                                                                                                              2,255,181
                                                                                                        ---------------

                  PERU - 4.6%
       2,230,000  Peru Government Bond (PEN) ...........................       7.84%        08/12/20            764,998


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED         STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  --------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                  PERU (CONTINUED)
$      3,900,000  Peru Government Bond (PEN) ...........................       8.20%        08/12/26    $     1,446,299
                                                                                                        ---------------
                                                                                                              2,211,297
                                                                                                        ---------------

                  PHILIPPINES - 1.6%
      28,000,000  Philippine Government International Bond (PHP) .......       4.95%        01/15/21            571,542
      10,000,000  Philippine Government International Bond (PHP) .......       3.90%        11/26/22            195,957
                                                                                                        ---------------
                                                                                                                767,499
                                                                                                        ---------------

                  POLAND - 4.7%
         600,000  Republic of Poland Government Bond (PLN) .............       5.50%        10/25/19            179,912
       3,460,000  Republic of Poland Government Bond (PLN) .............       4.00%        10/25/23          1,022,147
       3,015,000  Republic of Poland Government Bond (PLN) .............       5.75%        04/25/29          1,040,675
                                                                                                        ---------------
                                                                                                              2,242,734
                                                                                                        ---------------

                  ROMANIA - 9.0%
       6,020,000  Romania Government Bond (RON) ........................       5.95%        06/11/21          1,773,286
       8,330,000  Romania Government Bond (RON) ........................       5.85%        04/26/23          2,490,664
                                                                                                        ---------------
                                                                                                              4,263,950
                                                                                                        ---------------

                  SOUTH AFRICA - 13.1%
      14,850,000  Republic of South Africa Government Bond (ZAR) .......       7.25%        01/15/20          1,124,335
      46,775,000  Republic of South Africa Government Bond (ZAR) .......      10.50%        12/21/26          3,977,115
      20,780,000  Republic of South Africa Government Bond (ZAR) .......       6.25%        03/31/36          1,124,907
                                                                                                        ---------------
                                                                                                              6,226,357
                                                                                                        ---------------

                  THAILAND - 4.9%
      71,150,000  Thailand Government Bond (THB) .......................       3.63%        06/16/23          2,326,640
                                                                                                        ---------------

                  TURKEY - 4.6%
       5,710,000  Turkey Government Bond (TRY) .........................      10.50%        01/15/20          1,611,751
       2,260,000  Turkey Government Bond (TRY) .........................       8.00%        03/12/25            565,425
                                                                                                        ---------------
                                                                                                              2,177,176
                                                                                                        ---------------
                  TOTAL FOREIGN SOVEREIGN BONDS AND NOTES.............................................       43,986,311
                  (Cost $42,565,858)                                                                    ---------------

FOREIGN CORPORATE BONDS AND NOTES - 3.3%

                  SUPRANATIONALS - 3.3%
       4,730,000  European Investment Bank (ZAR) .......................       6.00%        10/21/19            351,248
         600,000  International Finance Corp. (BRL) ....................      10.50%        04/17/18            197,722


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED         STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  --------------  ------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  SUPRANATIONALS (CONTINUED)
$     37,800,000  International Finance Corp. (INR) ....................       7.80%        06/03/19    $       612,825
      23,700,000  International Finance Corp. (INR) ....................       6.30%        11/25/24            375,419
                                                                                                        ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES.............................................        1,537,214
                  (Cost $1,506,962)                                                                     ---------------

                  TOTAL INVESTMENTS - 95.8%...........................................................       45,523,525
                  (Cost $44,072,820) (a)

                  NET OTHER ASSETS AND LIABILITIES - 4.2%.............................................        2,020,514
                                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................................  $    47,544,039
                                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,961,001 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $510,296.

Currency Abbreviations:
           BRL   Brazilian Real
           CLP   Chilean Peso
           COP   Colombian Peso
           CZK   Czech Republic Koruna
           HUF   Hungarian Forint
           IDR   Indonesian Rupiah
           ILS   Israel Shekel
           INR   Indian Rupee
           KRW   South Korean Won
           MXN   Mexican Peso
           MYR   Malaysian Ringgit
           PEN   Peruvian New Sol
           PHP   Philippines Peso
           PLN   Polish Zloty
           RON   Romanian Leu
           RUB   Russian Ruble
           THB   Thailand Baht
           TRY   Turkish Lira
           USD   United States Dollar
           ZAR   South African Rand


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                     ASSETS TABLE
                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                       7/31/2017         PRICES           INPUTS           INPUTS
                                                    ---------------  ---------------  ---------------  ---------------
Foreign Sovereign Bonds and Notes*................  $    43,986,311  $            --  $    43,986,311  $            --
Foreign Corporate Bonds and Notes*................        1,537,214               --        1,537,214               --
                                                    ---------------  ---------------  ---------------  ---------------
Total Investments.................................  $    45,523,525  $            --  $    45,523,525  $            --
Other Financial Instruments:
Forward Foreign Currency Contracts**..............           21,004               --           21,004               --
                                                    ---------------  ---------------  ---------------  ---------------
Total.............................................  $    45,544,529  $            --  $    45,544,529  $            --
                                                    ===============  ===============  ===============  ===============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                       7/31/2017         PRICES           INPUTS           INPUTS
                                                    ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..............  $      (151,207) $            --  $      (151,207) $            --
                                                    ===============  ===============  ===============  ===============

*  See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

-----------------------------------------         ------------------------------------------
                            % OF TOTAL                                       % OF TOTAL
                           INVESTMENTS            CURRENCY EXPOSURE          INVESTMENTS
CREDIT QUALITY +         (INCLUDING CASH)         DIVERSIFICATION        (INCLUDING CASH) ++
-----------------------------------------         ------------------------------------------
AAA                                  3.3%         BRL                                  15.1%
AA                                   3.1          ZAR                                  14.4
AA-                                  3.1          IDR                                  13.1
A+                                   2.6          INR                                  12.7
A                                   13.2          RUB                                  12.0
A-                                   9.9          MXN                                   8.5
BBB+                                 3.9          TRY                                   8.1
BBB                                  1.7          PEN                                   7.0
BBB-                                43.7          COP                                   6.7
BB                                  14.6          RON                                   6.5
Cash                                 0.9          THB                                   5.1
                                  -------         CLP                                   3.6
                      Total        100.0%         MYR                                   3.4
                                  =======         PLN                                   3.4
                                                  CZK                                   2.6
                                                  ILS                                   2.6
                                                  PHP                                   1.7
                                                  HUF                                   1.7
                                                  KRW                                   1.2
                                                  USD                                 -29.4
                                                                                     -------
                                                                         Total        100.0%
                                                                                     =======


+ The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

++    The weightings include the impact of currency forwards.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

                                       FORWARD FOREIGN CURRENCY CONTRACTS
                            --------------------------------------------------------
                                                                        PURCHASE            SALE          UNREALIZED
SETTLEMENT                        AMOUNT              AMOUNT          VALUE AS OF       VALUE AS OF      APPRECIATION/
   DATE      COUNTERPARTY     PURCHASED (1)          SOLD (1)        JULY 31, 2017     JULY 31, 2017    (DEPRECIATION)
----------  --------------  ------------------  ------------------  ----------------  ----------------  ---------------
 08/24/17        BNS        COP  1,925,000,000  USD        638,474  $        642,868  $        638,474  $         4,394
 08/24/17        BNS        INR    310,000,000  USD      4,810,490         4,817,364         4,810,490            6,874
 08/24/17        BNS        KRW    620,000,000  USD        552,585           554,129           552,585            1,544
 08/24/17        BBH        MXN     29,500,000  USD      1,670,160         1,650,525         1,670,160          (19,635)
 08/24/17        BNS        PEN      3,300,000  USD      1,015,103         1,016,045         1,015,103              942
 08/24/17        BNS        RUB    330,000,000  USD      5,549,529         5,493,328         5,549,529          (56,201)
 08/24/17        BBH        TRY      5,200,000  USD      1,459,356         1,466,606         1,459,356            7,250
 08/24/17        BBH        USD        703,756  HUF    187,000,000           703,756           728,843          (25,087)
 08/24/17        BBH        USD      1,260,804  RON      5,000,000         1,260,804         1,298,685          (37,881)
 08/24/17        BBH        USD        682,842  PLN      2,500,000           682,842           695,245          (12,403)
                                                                                                        ---------------
Net Unrealized Appreciation (Depreciation)............................................................  $      (130,203)
                                                                                                        ===============

(1)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
           BBH   Brown Brothers Harriman & Co.
           BNS   Bank of Nova Scotia


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven funds that are currently offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FEMB on The Nasdaq Stock Market LLC.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the Fund's NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           JULY 31, 2017 (UNAUDITED)

1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of security;

            4) the financial statements of the issuer, or the financial condition of the country of issue;

            5) the credit quality and cash flow of the issuer, or country of issue, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

           11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

           12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           JULY 31, 2017 (UNAUDITED)

as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (November 1, 2016 through July 31, 2017), the notional values of forward foreign currency contracts opened and closed were $185,541,302 and $170,074,032, respectively.

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 99.2%

                 AUSTRALIA - 21.1%
         75,911  AMP Ltd. ...........................................................  $        327,328
         17,972  Australia & New Zealand Banking Group Ltd. .........................           426,008
         22,373  Bank of Queensland Ltd. ............................................           215,676
         14,519  BHP Billiton Ltd. ..................................................           300,253
         10,950  Commonwealth Bank of Australia .....................................           733,475
          6,721  Flight Centre Travel Group Ltd. ....................................           233,891
         19,212  Insurance Australia Group Ltd. .....................................           102,515
          2,912  Macquarie Group Ltd. ...............................................           199,950
         17,301  National Australia Bank Ltd. .......................................           414,532
         58,582  Platinum Asset Management Ltd. .....................................           256,355
         68,715  Qantas Airways Ltd. ................................................           292,451
          9,488  QBE Insurance Group Ltd. ...........................................            89,946
          8,915  Suncorp Group Ltd. .................................................           101,916
         22,942  Westpac Banking Corp. ..............................................           584,011
                                                                                       ----------------
                                                                                              4,278,307
                                                                                       ----------------

                 BERMUDA - 1.0%
        368,000  Varitronix International Ltd. ......................................           196,466
                                                                                       ----------------

                 CANADA - 2.3%
          6,273  IGM Financial, Inc. ................................................           211,121
         15,932  Valeant Pharmaceuticals International, Inc. (b).....................           262,477
                                                                                       ----------------
                                                                                                473,598
                                                                                       ----------------

                 CAYMAN ISLANDS - 1.6%
         30,000  Kingboard Chemical Holdings Ltd. ...................................           135,198
         85,200  Wynn Macau Ltd. ....................................................           184,781
                                                                                       ----------------
                                                                                                319,979
                                                                                       ----------------

                 HONG KONG - 3.4%
         10,400  Galaxy Entertainment Group Ltd. ....................................            64,377
        365,000  PCCW Ltd. ..........................................................           205,613
        185,000  SJM Holdings Ltd. ..................................................           185,218
         22,980  Swire Pacific Ltd., Class A ........................................           229,188
                                                                                       ----------------
                                                                                                684,396
                                                                                       ----------------

                 JAPAN - 63.4%
         57,000  Aozora Bank Ltd. ...................................................           219,221
          6,800  Asahi Group Holdings Ltd. ..........................................           277,502
         18,500  Astellas Pharma, Inc. ..............................................           236,274
          9,200  Bandai Namco Holdings, Inc. ........................................           320,033
         10,100  Canon, Inc. ........................................................           351,523
         47,000  Central Glass Co., Ltd. ............................................           206,767
         12,000  Chubu Electric Power Co., Inc. .....................................           157,721
         23,000  Dai Nippon Printing Co., Ltd. ......................................           253,898
          1,500  Daito Trust Construction Co., Ltd. .................................           253,617
         37,000  Daiwa Securities Group, Inc. .......................................           213,485
          8,200  Electric Power Development Co., Ltd. ...............................           207,743
            700  FUJIFILM Holdings Corp. ............................................            25,735
          6,100  Haseko Corp. .......................................................            76,468


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
         14,500  Honda Motor Co., Ltd. ..............................................  $        408,781
          8,400  Idemitsu Kosan Co., Ltd. ...........................................           203,971
         20,400  Ishihara Sangyo Kaisha Ltd. (b).....................................           224,456
          5,700  Japan Petroleum Exploration Co., Ltd. ..............................           118,348
         15,900  Japan Post Holdings Co., Ltd. ......................................           200,616
         10,100  Japan Tobacco, Inc. ................................................           351,249
          9,700  JFE Holdings, Inc. .................................................           187,630
         33,600  JXTG Holdings, Inc. ................................................           149,401
         28,000  Kajima Corp. .......................................................           244,329
         17,400  Kobe Steel Ltd. ....................................................           218,122
         15,700  Komori Corp. .......................................................           186,984
          5,300  Kyudenko Corp. .....................................................           199,991
         11,200  Kyushu Electric Power Co., Inc. ....................................           132,679
         19,000  Matsui Securities Co., Ltd. ........................................           155,626
         19,200  Mazda Motor Corp. ..................................................           289,885
          5,800  Miraca Holdings, Inc. ..............................................           265,155
         57,000  Mitsubishi Heavy Industries Ltd. ...................................           227,131
         28,700  Mitsubishi Paper Mills Ltd. (b).....................................           202,536
        114,000  Mitsubishi Steel Manufacturing Co., Ltd. ...........................           293,673
         10,100  Mitsubishi UFJ Financial Group, Inc. ...............................            64,130
        144,000  Mitsui Engineering & Shipbuilding Co., Ltd. ........................           201,152
        154,200  Mizuho Financial Group, Inc. .......................................           274,705
         19,400  Nichii Gakkan Co. ..................................................           203,071
         14,300  Nikon Corp. ........................................................           252,288
          7,500  Nippon Paper Industries Co., Ltd. ..................................           149,599
          2,200  Nippon Steel & Sumitomo Metal Corp. ................................            54,120
         19,900  NTT Data Corp. .....................................................           217,150
         13,700  Oki Electric Industry Co., Ltd. ....................................           187,894
         24,900  Panasonic Corp. ....................................................           343,534
         89,800  Pioneer Corp. (b)...................................................           177,572
          5,100  Sankyo Co., Ltd. ...................................................           167,463
         13,300  Sega Sammy Holdings, Inc. ..........................................           179,392
          1,500  SoftBank Group Corp. ...............................................           121,883
         10,700  Sony Corp. .........................................................           440,637
         10,200  Subaru Corp. .......................................................           369,530
         18,600  Sumitomo Electric Industries Ltd. ..................................           301,578
          8,500  Sumitomo Mitsui Financial Group, Inc. ..............................           323,439
          4,800  Sumitomo Mitsui Trust Holdings, Inc. ...............................           176,509
          5,100  Suzuki Motor Corp. .................................................           241,943
         16,500  Tohoku Electric Power Co., Inc. ....................................           224,799
         58,200  Tokyo Electric Power Co., Holdings, Inc. (b)........................           247,064
         23,000  Toppan Printing Co., Ltd. ..........................................           243,258
         11,800  Toyo Seikan Group Holdings Ltd. ....................................           193,625
          4,200  Toyota Industries Corp. ............................................           225,915
          9,000  Yamaha Motor Co., Ltd. .............................................           226,949
                                                                                       ----------------
                                                                                             12,869,749
                                                                                       ----------------

                 MALAYSIA - 1.0%
         88,700  Malayan Banking Bhd ................................................           197,641
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 NEW ZEALAND - 1.9%
         79,758  SKY Network Television Ltd. ........................................  $        198,263
         62,920  SKYCITY Entertainment Group Ltd. ...................................           190,902
                                                                                       ----------------
                                                                                                389,165
                                                                                       ----------------

                 SINGAPORE - 3.5%
         25,000  City Developments Ltd. .............................................           207,726
        493,300  Hutchison Port Holdings Trust ......................................           234,317
         85,000  Singapore Press Holdings Ltd. ......................................           182,526
         38,500  Wilmar International Ltd. ..........................................            94,890
                                                                                       ----------------
                                                                                                719,459
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        20,128,760
                 (Cost $19,068,048)                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.7%

                 AUSTRALIA - 0.7%
         38,133  GPT (The) Group ....................................................           146,126
                 (Cost $147,220)                                                       ----------------

                 TOTAL INVESTMENTS - 99.9% ..........................................        20,274,886
                 (Cost $19,215,268) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            23,704
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     20,298,590
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,259,242 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $199,624.


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    20,128,760  $    20,128,760  $            --  $            --
Real Estate Investment Trusts*................          146,126          146,126               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $    20,274,886  $    20,274,886  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


CURRENCY EXPOSURE                    % OF TOTAL
DIVERSIFICATION                     INVESTMENTS
------------------------------------------------
JPY                                     63.5%
AUD                                     21.8
HKD                                      5.9
SGD                                      2.4
CAD                                      2.3
NZD                                      1.9
USD                                      1.2
MYR                                      1.0
                                       ------
Total                                  100.0%
                                       ======


Currency Abbreviations:
    AUD  Australian Dollar
    CAD  Canadian Dollar
    HKD  Hong Kong Dollar
    JPY  Japanese Yen
    MYR  Malaysian Ringgit
    NZD  New Zealand Dollar
    SGD  Singapore Dollar
    USD  United States Dollar


                                     % OF TOTAL
SECTOR ALLOCATION                   INVESTMENTS
------------------------------------------------
Financials                              27.1%
Consumer Discretionary                  25.9
Industrials                             11.3
Materials                                9.0
Information Technology                   5.5
Health Care                              4.8
Utilities                                4.8
Real Estate                              4.1
Consumer Staples                         3.6
Energy                                   2.3
Telecommunication Services               1.6
                                       ------
Total                                  100.0%
                                       ======


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 99.7%

                 AUSTRALIA - 6.9%
        339,123  AMP Ltd. ...........................................................  $      1,462,298
         80,285  Australia & New Zealand Banking Group Ltd. .........................         1,903,076
         99,957  Bank of Queensland Ltd. ............................................           963,585
         64,869  BHP Billiton Ltd. ..................................................         1,341,491
         48,928  Commonwealth Bank of Australia .....................................         3,277,393
         30,032  Flight Centre Travel Group Ltd. ....................................         1,045,114
         85,834  Insurance Australia Group Ltd. .....................................           458,010
         13,016  Macquarie Group Ltd. ...............................................           893,731
         77,293  National Australia Bank Ltd. .......................................         1,851,940
        261,713  Platinum Asset Management Ltd. .....................................         1,145,256
        306,978  Qantas Airways Ltd. ................................................         1,306,498
         42,385  QBE Insurance Group Ltd. ...........................................           401,810
         39,816  Suncorp Group Ltd. .................................................           455,176
        102,496  Westpac Banking Corp. ..............................................         2,609,138
                                                                                       ----------------
                                                                                             19,114,516
                                                                                       ----------------

                 AUSTRIA - 2.6%
         10,228  Lenzing AG .........................................................         1,828,294
         86,701  RHI AG .............................................................         3,276,162
        234,201  Telekom Austria AG .................................................         2,116,227
                                                                                       ----------------
                                                                                              7,220,683
                                                                                       ----------------

                 BERMUDA - 0.3%
      1,616,694  Varitronix International Ltd. ......................................           863,114
                                                                                       ----------------

                 CANADA - 0.8%
         28,154  IGM Financial, Inc. ................................................           947,537
         71,560  Valeant Pharmaceuticals International, Inc. (b).....................         1,178,939
                                                                                       ----------------
                                                                                              2,126,476
                                                                                       ----------------

                 CAYMAN ISLANDS - 0.5%
        133,761  Kingboard Chemical Holdings Ltd. ...................................           602,805
        381,502  Wynn Macau Ltd. ....................................................           827,398
                                                                                       ----------------
                                                                                              1,430,203
                                                                                       ----------------

                 CYPRUS - 0.7%
        478,775  Prosafe SE (b)......................................................         1,857,169
                                                                                       ----------------

                 DENMARK - 3.4%
          1,252  AP Moller - Maersk A.S., Class A ...................................         2,614,707
         23,193  Coloplast A.S., Class B ............................................         1,993,588
         33,318  DONG Energy A.S. (c)................................................         1,606,434
         59,366  GN Store Nord A.S. .................................................         1,806,802
         32,424  Novo Nordisk A.S., Class B .........................................         1,383,720
                                                                                       ----------------
                                                                                              9,405,251
                                                                                       ----------------

                 FINLAND - 1.3%
         40,789  Konecranes OYJ .....................................................         1,821,349
         31,114  Sampo OYJ, Class A .................................................         1,702,778
                                                                                       ----------------
                                                                                              3,524,127
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 FRANCE - 9.5%
        145,418  Air France-KLM (b)..................................................  $      1,968,487
         14,492  Atos SE ............................................................         2,203,641
         18,447  AXA S.A. ...........................................................           545,065
          8,177  BNP Paribas S.A. ...................................................           634,713
         67,209  Chargeurs S.A. .....................................................         1,948,474
          7,450  Christian Dior SE ..................................................         2,122,808
        136,690  Credit Agricole S.A. ...............................................         2,402,932
          6,759  Kering .............................................................         2,364,385
         12,595  LVMH Moet Hennessy Louis Vuitton SE ................................         3,171,349
         39,295  Neopost S.A. .......................................................         1,801,155
         35,811  Societe Generale S.A. ..............................................         2,102,696
         52,076  TOTAL S.A. .........................................................         2,648,380
         10,019  Valeo S.A. .........................................................           694,313
        299,313  Vallourec S.A. .....................................................         1,768,799
                                                                                       ----------------
                                                                                             26,377,197
                                                                                       ----------------

                 GERMANY - 6.0%
          3,661  Allianz SE .........................................................           780,100
          9,339  Bayer AG ...........................................................         1,184,598
         13,159  Beiersdorf AG ......................................................         1,444,046
         26,347  Covestro AG (c).....................................................         2,046,660
         91,594  Deutsche Lufthansa AG ..............................................         1,970,697
        216,079  Deutz AG ...........................................................         1,605,877
         31,503  Fresenius SE & Co., KGaA ...........................................         2,663,857
         26,026  LANXESS AG .........................................................         2,009,401
         14,572  Merck KGaA .........................................................         1,601,693
          3,752  Puma SE ............................................................         1,505,930
                                                                                       ----------------
                                                                                             16,812,859
                                                                                       ----------------

                 HONG KONG - 1.1%
         43,647  Galaxy Entertainment Group Ltd. ....................................           270,182
      1,632,502  PCCW Ltd. ..........................................................           919,625
        828,744  SJM Holdings Ltd. ..................................................           829,720
        102,412  Swire Pacific Ltd., Class A ........................................         1,021,393
                                                                                       ----------------
                                                                                              3,040,920
                                                                                       ----------------

                 IRELAND - 0.7%
        755,264  Total Produce PLC ..................................................         1,923,236
                                                                                       ----------------

                 ITALY - 4.0%
      1,006,900  Arnoldo Mondadori Editore S.p.A. (b)................................         2,100,248
        484,483  Enel S.p.A. ........................................................         2,766,714
        297,801  Intesa Sanpaolo S.p.A. .............................................         1,026,587
        626,848  Intesa Sanpaolo S.p.A. .............................................         2,003,569
        131,733  Poste Italiane S.p.A. (c)...........................................           969,981
      2,608,709  Telecom Italia S.p.A. ..............................................         2,141,660
                                                                                       ----------------
                                                                                             11,008,759
                                                                                       ----------------

                 JAPAN - 20.6%
         255,000 Aozora Bank Ltd. ...................................................           980,725


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
         29,700  Asahi Group Holdings Ltd. ..........................................  $      1,212,030
         82,500  Astellas Pharma, Inc. ..............................................         1,053,653
         41,700  Bandai Namco Holdings, Inc. ........................................         1,450,583
         45,000  Canon, Inc. ........................................................         1,566,193
        204,000  Central Glass Co., Ltd. ............................................           897,456
         53,400  Chubu Electric Power Co., Inc. .....................................           701,860
        100,000  Dai Nippon Printing Co., Ltd. ......................................         1,103,905
          7,300  Daito Trust Construction Co., Ltd. .................................         1,234,269
        169,000  Daiwa Securities Group, Inc. .......................................           975,109
         36,200  Electric Power Development Co., Ltd. ...............................           917,108
          2,500  FUJIFILM Holdings Corp. ............................................            91,909
         27,100  Haseko Corp. .......................................................           339,718
         64,000  Honda Motor Co., Ltd. ..............................................         1,804,272
         37,000  Idemitsu Kosan Co., Ltd. ...........................................           898,444
         91,100  Ishihara Sangyo Kaisha Ltd. (b).....................................         1,002,352
         25,600  Japan Petroleum Exploration Co., Ltd. ..............................           531,529
         70,900  Japan Post Holdings Co., Ltd. ......................................           894,570
         45,100  Japan Tobacco, Inc. ................................................         1,568,447
         43,500  JFE Holdings, Inc. .................................................           841,433
        150,800  JXTG Holdings, Inc. ................................................           670,526
        119,000  Kajima Corp. .......................................................         1,038,396
         78,200  Kobe Steel Ltd. ....................................................           980,293
         70,300  Komori Corp. .......................................................           837,262
         24,300  Kyudenko Corp. .....................................................           916,940
         50,600  Kyushu Electric Power Co., Inc. ....................................           599,425
         84,200  Matsui Securities Co., Ltd. ........................................           689,669
         86,700  Mazda Motor Corp. ..................................................         1,309,013
         26,000  Miraca Holdings, Inc. ..............................................         1,188,625
        257,000  Mitsubishi Heavy Industries Ltd. ...................................         1,024,084
        127,700  Mitsubishi Paper Mills Ltd. (b).....................................           901,180
        512,000  Mitsubishi Steel Manufacturing Co., Ltd. ...........................         1,318,953
         44,800  Mitsubishi UFJ Financial Group, Inc. ...............................           284,457
        637,000  Mitsui Engineering & Shipbuilding Co., Ltd. ........................           889,818
        689,500  Mizuho Financial Group, Inc. .......................................         1,228,335
         87,500  NichiiGakkan Co., Ltd. .............................................           915,915
         63,300  Nikon Corp. ........................................................         1,116,772
         34,000  Nippon Paper Industries Co., Ltd. ..................................           678,180
          9,500  Nippon Steel & Sumitomo Metal Corp. ................................           233,698
         89,000  NTT Data Corp. .....................................................           971,173
         61,300  Oki Electric Industry Co., Ltd. ....................................           840,724
        110,600  Panasonic Corp. ....................................................         1,525,898
        401,500  Pioneer Corp. (b)...................................................           793,932
         23,400  Sankyo Co., Ltd. ...................................................           768,361
         59,800  Sega Sammy Holdings, Inc. ..........................................           806,591
          7,200  SoftBank Group Corp. ...............................................           585,039
         47,100  Sony Corp. .........................................................         1,939,625
         45,300  Subaru Corp. .......................................................         1,641,147
         82,600  Sumitomo Electric Industries Ltd. ..................................         1,339,267
         37,300  Sumitomo Mitsui Financial Group, Inc. ..............................         1,419,325


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
         20,500  Sumitomo Mitsui Trust Holdings, Inc. ...............................  $        753,839
         23,500  Suzuki Motor Corp. .................................................         1,114,835
         73,200  Tohoku Electric Power Co., Inc. ....................................           997,292
        260,400  Tokyo Electric Power Co., Holdings, Inc. (b)........................         1,105,422
        101,000  Toppan Printing Co., Ltd. ..........................................         1,068,221
         52,900  Toyo Seikan Group Holdings Ltd. ....................................           868,031
         18,700  Toyota Industries Corp. ............................................         1,005,860
         39,200  Yamaha Motor Co., Ltd. .............................................           988,489
                                                                                       ----------------
                                                                                             57,420,177
                                                                                       ----------------

                 MALAYSIA - 0.3%
        385,500  Malayan Banking Bhd ................................................           858,968
                                                                                       ----------------

                 NETHERLANDS - 5.4%
         32,856  BE Semiconductor Industries N.V. ...................................         2,134,943
        180,195  CNH Industrial N.V. ................................................         2,090,485
         22,801  Ferrari N.V. .......................................................         2,404,971
        624,242  Koninklijke KPN N.V. ...............................................         2,264,228
        130,760  STMicroelectronics N.V. ............................................         2,233,673
         65,364  Unilever N.V. ......................................................         3,814,731
                                                                                       ----------------
                                                                                             14,943,031
                                                                                       ----------------

                 NEW ZEALAND - 0.6%
        356,365  SKY Network Television Ltd. ........................................           885,855
        281,132  SKYCITY Entertainment Group Ltd. ...................................           852,966
                                                                                       ----------------
                                                                                              1,738,821
                                                                                       ----------------

                 NORWAY - 1.7%
         43,652  DNB ASA ............................................................           858,289
        277,354  Norsk Hydro ASA ....................................................         1,790,154
        197,815  Orkla ASA ..........................................................         2,037,813
                                                                                       ----------------
                                                                                              4,686,256
                                                                                       ----------------

                 PORTUGAL - 0.6%
        123,690  Corticeira Amorim SGPS S.A. ........................................         1,727,806
                                                                                       ----------------

                 SINGAPORE - 1.1%
        111,100  City Developments Ltd. .............................................           923,135
      2,204,400  Hutchison Port Holdings Trust ......................................         1,047,090
        379,100  Singapore Press Holdings Ltd. ......................................           814,065
        171,900  Wilmar International Ltd. ..........................................           423,677
                                                                                       ----------------
                                                                                              3,207,967
                                                                                       ----------------

                 SPAIN - 4.3%
        455,548  Banco Bilbao Vizcaya Argentaria S.A. ...............................         4,126,014
        157,554  Banco Santander S.A. ...............................................         1,076,923
         31,241  Endesa S.A. ........................................................           740,032
        237,543  International Consolidated Airlines Group S.A. .....................         1,811,534
        254,401  International Consolidated Airlines Group S.A. .....................         1,945,794


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SPAIN (CONTINUED)
        132,838  Repsol S.A. ........................................................  $      2,226,711
                                                                                       ----------------
                                                                                             11,927,008
                                                                                       ----------------

                 SWEDEN - 6.1%
        147,953  Elekta AB, Class B .................................................         1,424,775
         45,076  ICA Gruppen AB .....................................................         1,806,658
        209,819  Nordea Bank AB .....................................................         2,648,140
        149,781  Sandvik AB .........................................................         2,361,604
         96,009  Swedbank AB, Class A ...............................................         2,506,713
        457,353  Telia Co., AB ......................................................         2,149,737
        104,885  Volvo AB, Class A ..................................................         1,781,036
        135,911  Volvo AB, Class B ..................................................         2,309,568
                                                                                       ----------------
                                                                                             16,988,231
                                                                                       ----------------

                 SWITZERLAND - 7.4%
         48,852  Logitech International S.A. ........................................         1,775,839
         33,749  Nestle S.A. ........................................................         2,851,537
         33,647  Oriflame Holding AG ................................................         1,291,903
          6,722  Roche Holding AG ...................................................         1,702,485
            298  Sika AG ............................................................         2,054,056
         24,093  Sonova Holding AG ..................................................         3,909,397
         26,485  Swiss Re AG ........................................................         2,554,141
        144,254  Transocean, Ltd. (b)................................................         1,247,797
         50,579  UBS Group AG .......................................................           879,817
         22,129  Vifor Pharma AG ....................................................         2,364,058
                                                                                       ----------------
                                                                                             20,631,030
                                                                                       ----------------

                 UNITED KINGDOM - 13.8%
        512,550  Aberdeen Asset Management PLC ......................................         2,227,595
         57,582  Anglo American PLC .................................................           951,571
         55,872  Associated British Foods PLC .......................................         2,184,987
        133,030  BP PLC .............................................................           782,467
         68,877  British American Tobacco PLC .......................................         4,283,455
         31,169  Carnival PLC .......................................................         2,105,568
        787,519  Centrica PLC .......................................................         2,062,519
         11,542  Coca-Cola European Partners PLC ....................................           501,926
        458,921  G4S PLC ............................................................         1,990,885
        620,108  HSBC Holdings PLC ..................................................         6,193,551
        483,857  Legal & General Group PLC ..........................................         1,713,468
         21,702  Persimmon PLC ......................................................           716,986
         25,178  Provident Financial PLC ............................................           684,993
         55,249  Royal Dutch Shell PLC, Class A .....................................         1,554,862
      1,140,972  Spirent Communications PLC .........................................         1,780,134
        435,610  Standard Life PLC ..................................................         2,508,182
        343,369  Taylor Wimpey PLC ..................................................           862,590
      1,523,261  Trinity Mirror PLC .................................................         2,100,231
         24,554  Unilever PLC .......................................................         1,400,017


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 UNITED KINGDOM (CONTINUED)
        260,878  Vesuvius PLC .......................................................  $      1,870,740
                                                                                       ----------------
                                                                                             38,476,727
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................       277,310,532
                 (Cost $260,631,837)                                                   ----------------

REAL ESTATE INVESTMENT TRUSTS - 0.2%

                 AUSTRALIA - 0.2%
        170,354  GPT (The) Group ....................................................           652,796
                 (Cost $653,158)                                                       ----------------

                 TOTAL INVESTMENTS - 99.9% ..........................................       277,963,328
                 (Cost $261,284,995) (d)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% ............................           330,703
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $    278,294,031
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange on which it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,039,602 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,361,269.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $   277,310,532  $   277,310,532  $            --  $            --
Real Estate Investment Trusts*................          652,796          652,796               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $   277,963,328  $   277,963,328  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for country breakout.


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)


All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


CURRENCY EXPOSURE                    % OF TOTAL
DIVERSIFICATION                     INVESTMENTS
------------------------------------------------
EUR                                     33.2%
JPY                                     20.7
GBP                                     15.0
AUD                                      7.1
SEK                                      6.6
CHF                                      6.5
DKK                                      3.4
NOK                                      2.3
HKD                                      1.9
CAD                                      0.8
SGD                                      0.8
USD                                      0.8
NZD                                      0.6
MYR                                      0.3
                                       ------
Total                                  100.0%
                                       ======


Currency Abbreviations:
     AUD  Australian Dollar
     CAD  Canadian Dollar
     CHF  Swiss Franc
     DKK  Denmark Krone
     EUR  Euro
     GBP  British Pound Sterling
     HKD  Hong Kong Dollar
     JPY  Japanese Yen
     MYR  Malaysian Ringgit
     NOK  Norwegian Krone
     NZD  New Zealand Dollar
     SEK  Swedish Krona
     SGD  Singapore Dollar
     USD  United States Dollar


                                     % OF TOTAL
SECTOR ALLOCATION                   INVESTMENTS
------------------------------------------------
Financials                              23.2%
Consumer Discretionary                  16.4
Industrials                             13.0
Consumer Staples                         9.6
Health Care                              8.8
Materials                                8.6
Information Technology                   6.1
Energy                                   5.1
Utilities                                4.1
Telecommunication Services               3.7
Real Estate                              1.4
                                       ------
TOTAL                                  100.0%
                                       ======


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 99.9%

                 AUSTRIA - 3.9%
          4,625  Lenzing AG .........................................................  $        826,736
         39,251  RHI AG .............................................................         1,483,174
        106,019  Telekom Austria AG .................................................           957,982
                                                                                       ----------------
                                                                                              3,267,892
                                                                                       ----------------

                 CYPRUS - 1.0%
        223,509  Prosafe SE (b)......................................................           866,992
                                                                                       ----------------

                 DENMARK - 5.0%
            566  AP Moller - Maersk A.S., Class A ...................................         1,182,048
         10,497  Coloplast A.S., Class B ............................................           902,285
         15,085  DONG Energy A.S. (c)................................................           727,327
         26,870  GN Store Nord A.S. .................................................           817,787
         14,682  Novo Nordisk A.S., Class B .........................................           626,566
                                                                                       ----------------
                                                                                              4,256,013
                                                                                       ----------------

                 FINLAND - 1.9%
         18,466  Konecranes OYJ .....................................................           824,561
         14,083  Sampo OYJ, Class A .................................................           770,721
                                                                                       ----------------
                                                                                              1,595,282
                                                                                       ----------------

                 FRANCE - 14.0%
         65,824  Air France-KLM (b)..................................................           891,043
          6,561  Atos SE ............................................................           997,660
          8,350  AXA S.A. ...........................................................           246,723
          3,700  BNP Paribas S.A. ...................................................           287,201
         30,423  Chargeurs S.A. .....................................................           882,001
          3,371  Christian Dior SE ..................................................           960,535
         61,875  Credit Agricole S.A. ...............................................         1,087,727
          3,059  Kering .............................................................         1,070,078
          5,700  LVMH Moet Hennessy Louis Vuitton SE ................................         1,435,227
         17,785  Neopost S.A. .......................................................           815,206
         16,208  Societe Generale S.A. ..............................................           951,677
         23,570  TOTAL S.A. .........................................................         1,198,677
          4,538  Valeo S.A. .........................................................           314,482
        135,487  Vallourec S.A. (b)..................................................           800,664
                                                                                       ----------------
                                                                                             11,938,901
                                                                                       ----------------

                 GERMANY - 8.9%
          1,653  Allianz SE .........................................................           352,228
          4,223  Bayer AG ...........................................................           535,663
          5,960  Beiersdorf AG ......................................................           654,040
         11,925  Covestro AG (c).....................................................           926,345
         41,456  Deutsche Lufthansa AG ..............................................           891,949
         97,813  Deutz AG ...........................................................           726,936
         14,260  Fresenius SE & Co., KGaA ...........................................         1,205,809
         11,781  LANXESS AG .........................................................           909,581
          6,594  Merck KGaA .........................................................           724,785
          1,696  Puma SE ............................................................           680,719
                                                                                       ----------------
                                                                                              7,608,055
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 IRELAND - 1.0%
        341,882  Total Produce PLC ..................................................  $        870,583
                                                                                       ----------------

                 ITALY - 5.9%
        461,887  Arnoldo Mondadori Editore S.p.A. (b)................................           963,429
        219,313  Enel S.p.A. ........................................................         1,252,420
        283,753  Intesa Sanpaolo S.p.A. .............................................           906,948
        134,806  Intesa Sanpaolo S.p.A. .............................................           464,707
         59,627  Poste Italiane S.p.A. (c)...........................................           439,048
      1,180,877  Telecom Italia S.p.A. ..............................................           969,459
                                                                                       ----------------
                                                                                              4,996,011
                                                                                       ----------------

                 NETHERLANDS - 8.0%
         14,874  BE Semiconductor Industries N.V. ...................................           966,494
         81,570  CNH Industrial N.V. ................................................           946,313
         10,323  Ferrari N.V. .......................................................         1,088,835
        282,576  Koninklijke KPN N.V. ...............................................         1,024,949
         59,189  STMicroelectronics N.V. ............................................         1,011,080
         29,591  Unilever N.V. ......................................................         1,726,971
                                                                                       ----------------
                                                                                              6,764,642
                                                                                       ----------------

                 NORWAY - 2.5%
         19,762  DNB ASA ............................................................           388,562
        125,554  Norsk Hydro ASA ....................................................           810,376
         89,550  Orkla ASA ..........................................................           922,509
                                                                                       ----------------
                                                                                              2,121,447
                                                                                       ----------------

                 PORTUGAL - 0.9%
         56,453  Corticeira Amorim SGPS S.A..........................................           788,583
                                                                                       ----------------

                 SPAIN - 6.4%
        206,207  Banco Bilbao Vizcaya Argentaria S.A. ...............................         1,867,669
         71,351  Banco Santander S.A. ...............................................           487,703
         14,143  Endesa S.A. ........................................................           335,017
        115,155  International Consolidated Airlines Group S.A. .....................           880,767
        107,531  International Consolidated Airlines Group S.A. .....................           820,045
         60,132  Repsol S.A. ........................................................         1,007,969
                                                                                       ----------------
                                                                                              5,399,170
                                                                                       ----------------

                 SWEDEN - 9.0%
         66,971  Elekta AB, Class B .................................................           644,925
         20,404  ICA Gruppen AB .....................................................           817,798
         94,983  Nordea Bank AB .....................................................         1,198,787
         67,803  Sandvik AB .........................................................         1,069,053
         43,459  Swedbank AB, Class A ...............................................         1,134,677
        207,029  Telia Co., AB ......................................................           973,117
         47,484  Volvo AB, Class A ..................................................           806,319
         61,525  Volvo AB, Class B ..................................................         1,045,509
                                                                                       ----------------
                                                                                              7,690,185
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SWITZERLAND - 11.0%
         22,115  Logitech International S.A. ........................................  $        803,912
         15,280  Nestle S.A. ........................................................         1,291,045
         15,230  Oriflame Holding AG ................................................           584,768
          3,042  Roche Holding AG ...................................................           770,449
            138  Sika AG ............................................................           951,207
         10,906  Sonova Holding AG ..................................................         1,769,638
         11,994  Swiss Re AG ........................................................         1,156,668
         65,351  Transocean, Ltd. (b)................................................           565,286
         22,900  UBS Group AG .......................................................           398,343
         10,018  Vifor Pharma AG ....................................................         1,070,231
                                                                                       ----------------
                                                                                              9,361,547
                                                                                       ----------------

                 UNITED KINGDOM - 20.5%
        232,010  Aberdeen Asset Management PLC ......................................         1,008,339
         26,062  Anglo American PLC .................................................           430,687
         25,290  Associated British Foods PLC .......................................           989,016
         60,217  BP PLC .............................................................           354,189
         31,181  British American Tobacco PLC .......................................         1,939,144
         14,113  Carnival PLC .......................................................           953,379
        356,479  Centrica PLC .......................................................           933,622
          5,229  Coca-Cola European Partners PLC ....................................           227,393
        207,736  G4S PLC ............................................................           901,198
        280,697  HSBC Holdings PLC ..................................................         2,803,562
        219,024  Legal & General Group PLC ..........................................           775,623
          9,825  Persimmon PLC ......................................................           324,596
         11,395  Provident Financial PLC ............................................           310,013
         25,007  Royal Dutch Shell PLC, Class A .....................................           703,767
        536,825  Spirent Communications PLC .........................................           837,549
        197,182  Standard Life PLC ..................................................         1,135,347
        155,433  Taylor Wimpey PLC ..................................................           390,469
        710,867  Trinity Mirror PLC .................................................           980,124
         11,114  Unilever PLC .......................................................           633,697
        118,087  Vesuvius PLC .......................................................           846,795
                                                                                       ----------------
                                                                                             17,478,509
                                                                                       ----------------

                 TOTAL INVESTMENTS - 99.9% ..........................................        85,003,812
                 (Cost $79,374,579) (d)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% ............................           100,656
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     85,104,468
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)


(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,436,257 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $807,024.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    85,003,812  $    85,003,812  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See the Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


CURRENCY EXPOSURE                    % OF TOTAL
DIVERSIFICATION                     INVESTMENTS
------------------------------------------------
EUR                                     49.1%
GBP                                     22.3
SEK                                      9.7
CHF                                      9.7
DKK                                      5.0
NOK                                      3.5
USD                                      0.7
                                       ------
Total                                  100.0%
                                       ======


Currency Abbreviations:
    CHF  Swiss Franc
    DKK  Danish Krone
    EUR  Euro
    GBP  British Pound Sterling
    NOK  Norwegian Krone
    SEK  Swedish Krona
    USD  Unites States Dollar


                                     % OF TOTAL
SECTOR ALLOCATION                   INVESTMENTS
------------------------------------------------
Financials                              21.4%
Industrials                             13.9
Consumer Staples                        12.5
Consumer Discretionary                  11.8
Health Care                             10.7
Materials                                8.4
Energy                                   6.5
Information Technology                   6.4
Telecommunication Services               4.6
Utilities                                3.8
                                       ------
TOTAL                                  100.0%
                                       ======


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 98.7%

                 BERMUDA - 0.8%
        138,134  Haier Electronics Group Co., Ltd. ..................................  $        356,353
                                                                                       ----------------

                 BRAZIL - 6.2%
         78,209  Banco do Estado do Rio Grande do Sul S.A., Class B
                    (Preference Shares)..............................................           366,924
         43,943  BB Seguridade Participacoes S.A. ...................................           386,819
         40,629  Braskem S.A., Class A (Preference Shares) ..........................           486,112
         91,458  Centrais Eletricas Brasileiras S.A. (b).............................           395,941
         70,473  Centrais Eletricas Brasileiras S.A., Class B (Preference Shares) ...           376,733
        181,062  JBS S.A. ...........................................................           447,088
        231,278  Metalurgica Gerdau S.A. (Preference Shares) (b).....................           390,117
                                                                                       ----------------
                                                                                              2,849,734
                                                                                       ----------------

                 CAYMAN ISLANDS - 12.6%
            845  Baidu, Inc., ADR (b)................................................           191,266
        132,534  Kingsoft Corp., Ltd. ...............................................           349,542
          1,693  NetEase, Inc., ADR .................................................           526,997
          6,911  New Oriental Education & Technology Group, Inc., ADR (b)............           550,530
        159,938  Shimao Property Holdings Ltd. ......................................           319,024
          5,358  TAL Education Group, ADR ...........................................           839,974
         44,077  Tencent Holdings Ltd. ..............................................         1,768,543
         31,300  Vipshop Holdings Ltd., ADR (b)......................................           384,990
          6,344  Weibo Corp., ADR (b)................................................           488,171
          5,781  YY Inc., ADR (b)....................................................           413,341
                                                                                       ----------------
                                                                                              5,832,378
                                                                                       ----------------

                 CHILE - 2.4%
         31,850  CAP S.A. ...........................................................           335,758
      2,021,621  Enel Americas S.A. .................................................           408,251
      3,135,813  Enel Chile S.A. ....................................................           341,914
                                                                                       ----------------
                                                                                              1,085,923
                                                                                       ----------------

                 CHINA - 9.1%
        885,441  Agricultural Bank of China Ltd., Class H ...........................           413,768
      1,484,252  Bank of China Ltd., Class H ........................................           731,599
        850,841  China Construction Bank Corp., Class H .............................           708,054
        574,742  China Petroleum & Chemical Corp., Class H ..........................           436,347
      1,067,442  China Telecom Corp., Ltd., Class H .................................           508,384
        171,570  Guangzhou R&F Properties Co., Ltd., Class H ........................           306,642
      1,160,669  Industrial & Commercial Bank of China Ltd., Class H ................           812,831
        528,734  Sinopec Shanghai Petrochemical Co., Ltd., Class H ..................           300,555
                                                                                       ----------------
                                                                                              4,218,180
                                                                                       ----------------

                 COLOMBIA - 1.8%
         98,434  Almacenes Exito S.A. ...............................................           502,367
         76,477  Interconexion Electrica S.A. ESP ...................................           350,354
                                                                                       ----------------
                                                                                                852,721
                                                                                       ----------------

                 EGYPT - 0.8%
         79,979  ElSwedy Electric Co. ...............................................           379,381
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 GREECE - 1.5%
         29,120  Hellenic Telecommunications Organization S.A. ......................  $        371,611
         19,354  JUMBO S.A. .........................................................           324,194
                                                                                       ----------------
                                                                                                695,805
                                                                                       ----------------

                 HONG KONG - 4.0%
        159,134  China Everbright Ltd. ..............................................           362,650
         39,784  China Mobile Ltd. ..................................................           426,577
      1,730,982  China South City Holdings Ltd. .....................................           376,744
        255,266  CITIC Ltd. .........................................................           388,252
        477,750  Lenovo Group Ltd. ..................................................           296,040
                                                                                       ----------------
                                                                                              1,850,263
                                                                                       ----------------

                 INDIA - 6.1%
         55,837  Century Enka Ltd. ..................................................           288,101
         30,155  HCL Technologies Ltd. ..............................................           418,636
        144,308  Oil & Natural Gas Corp., Ltd. ......................................           380,165
        143,822  Sterlite Technologies Ltd. .........................................           473,718
         13,638  Tata Consultancy Services Ltd. .....................................           530,405
         57,529  Tech Mahindra Ltd. .................................................           345,257
         46,985  Zee Entertainment Enterprises Ltd. .................................           395,501
                                                                                       ----------------
                                                                                              2,831,783
                                                                                       ----------------

                 INDONESIA - 2.5%
        213,179  Bank Central Asia Tbk PT ...........................................           299,193
      2,855,082  Surya Citra Media Tbk PT ...........................................           505,703
        153,399  United Tractors Tbk PT .............................................           346,541
                                                                                       ----------------
                                                                                              1,151,437
                                                                                       ----------------

                 ISRAEL - 2.1%
         70,635  AudioCodes Ltd. (b).................................................           489,500
         84,695  Harel Insurance Investments & Financial Services Ltd. ..............           503,711
                                                                                       ----------------
                                                                                                993,211
                                                                                       ----------------

                 MALAYSIA - 1.4%
        541,720  Astro Malaysia Holdings Bhd ........................................           326,437
        936,520  Sapura Energy Bhd ..................................................           336,854
                                                                                       ----------------
                                                                                                663,291
                                                                                       ----------------

                 MEXICO - 0.8%
        186,983  Grupo Financiero Santander Mexico S.A.B de C.V., Class B ...........           383,471
                                                                                       ----------------

                 PHILIPPINES - 0.7%
        159,340  San Miguel Corp. ...................................................           320,827
                                                                                       ----------------

                 POLAND - 2.5%
         16,372  Bank Handlowy w Warszawie S.A. .....................................           323,274
         14,527  Bank Pekao S.A. ....................................................           516,318
        311,064  Tauron Polska Energia S.A. (b)......................................           329,599
                                                                                       ----------------
                                                                                              1,169,191
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 RUSSIA - 0.9%
          9,227  LUKOIL PJSC ........................................................  $        431,720
                                                                                       ----------------

                 SOUTH AFRICA - 4.5%
         60,299  Coronation Fund Managers Ltd. ......................................           312,596
         46,646  Investec Ltd. ......................................................           348,817
          1,280  Naspers Ltd. .......................................................           282,491
         15,424  Sasol Ltd. .........................................................           464,648
         25,169  Standard Bank Group Ltd. ...........................................           312,694
         68,758  Telkom S.A. SOC Ltd. ...............................................           339,388
                                                                                       ----------------
                                                                                              2,060,634
                                                                                       ----------------

                 SOUTH KOREA - 23.4%
         20,577  Cheil Worldwide, Inc. ..............................................           374,194
          4,395  CJ Corp. ...........................................................           761,923
         18,270  Daou Technology, Inc. ..............................................           363,261
         48,250  Dongkuk Steel Mill Co., Ltd. .......................................           618,728
         12,754  Hanwha Corp. .......................................................           557,891
          3,363  Hyundai Motor Co. (Preference Shares) ..............................           318,554
          3,483  Hyundai Motor Co. (Preference Shares) ..............................           314,359
         13,668  KB Financial Group, Inc. ...........................................           725,508
          9,801  Kia Motors Corp. ...................................................           320,555
          7,267  Korea Electric Power Corp. .........................................           289,303
          1,652  KT Corp. ...........................................................            51,374
         20,162  KT Corp., ADR ......................................................           366,747
          1,723  LG Chem, Ltd. ......................................................           505,021
          5,442  LG Electronics, Inc. ...............................................           326,311
         24,182  LG Uplus Corp. .....................................................           359,796
          1,667  Lotte Chemical Corp. ...............................................           549,683
            181  NAVER Corp. ........................................................           129,881
          1,130  NCSoft Corp. .......................................................           364,532
          1,210  POSCO ..............................................................           358,983
          1,010  Samsung Electronics Co., Ltd. ......................................         2,175,149
         14,179  Shinhan Financial Group Co., Ltd. ..................................           674,074
          1,680  Yuhan Corp. ........................................................           355,051
                                                                                       ----------------
                                                                                             10,860,878
                                                                                       ----------------

                 TAIWAN - 9.8%
         48,875  Advantech Co., Ltd. ................................................           369,854
        150,862  Cathay Financial Holding Co., Ltd. .................................           245,812
      1,306,992  China Development Financial Holding Corp. ..........................           394,320
        361,602  China General Plastics Corp ........................................           347,285
          2,820  Largan Precision Co., Ltd. .........................................           514,587
         88,827  Novatek Microelectronics Corp. .....................................           338,299
         28,199  Phison Electronics Corp. ...........................................           392,230
        100,103  Realtek Semiconductor Corp. ........................................           374,613
        222,767  Taiwan Semiconductor Manufacturing Co., Ltd. .......................         1,582,472
                                                                                       ----------------
                                                                                              4,559,472
                                                                                       ----------------

                 THAILAND - 0.8%
        169,300  Thai Central Chemical PCL ..........................................           372,672
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 TURKEY - 4.0%
         68,900  Akbank TAS .........................................................  $        204,780
         85,865  Koza Altin Isletmeleri A.S. (b).....................................           788,055
        341,598  Petkim Petrokimya Holding A.S. .....................................           624,114
         72,731  Turkiye Garanti Bankasi A.S. .......................................           217,820
                                                                                       ----------------
                                                                                              1,834,769
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        45,754,094
                 (Cost $41,664,245)                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.7%

                 TURKEY - 0.7%
        360,881  AKIS Gayrimenkul Yatirimi A.S. .....................................           327,109
                 (Cost $310,626)                                                       ----------------

                 TOTAL INVESTMENTS - 99.4% ..........................................        46,081,203
                 (Cost $41,974,871) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.6% ............................           286,957
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     46,368,160
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,411,931 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $305,599.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   7/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    45,754,094  $    45,754,094  $            --  $            --
Real Estate Investment Trusts*................          327,109          327,109               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $    46,081,203  $    46,081,203  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)


CURRENCY EXPOSURE                    % OF TOTAL
DIVERSIFICATION                     INVESTMENTS
------------------------------------------------
KRW                                     22.8%
HKD                                     19.2
TWD                                      9.9
USD                                      9.2
BRL                                      6.2
INR                                      6.2
TRY                                      4.7
ZAR                                      4.5
PLN                                      2.5
IDR                                      2.5
CLP                                      2.4
COP                                      1.9
EUR                                      1.5
MYR                                      1.4
ILS                                      1.1
RUB                                      0.9
MXN                                      0.8
EGP                                      0.8
THB                                      0.8
PHP                                      0.7
                                       ------
Total                                  100.0%
                                       ======


Currency Abbreviations:
    BRL  Brazilian Real
    CLP  Chilean Peso
    COP  Colombian Peso
    EGP  Egyptian Pound
    EUR  Euro
    HKD  Hong Kong Dollar
    IDR  Indonesian Rupiah
    ILS  Israeli Shekel
    INR  Indian Rupee
    KRW  South Korean Won
    MXN  Mexican Peso
    MYR  Malaysian Ringgit
    PHP  Philippine Peso
    PLN  Polish Zloty
    RUB  Russian Ruble
    THB  Thai Baht
    TRY  Turkish Lira
    TWD  New Taiwan Dollar
    USD  United States Dollar
    ZAR  South African Rand


                                     % OF TOTAL
SECTOR ALLOCATION                   INVESTMENTS
------------------------------------------------
Information Technology                  27.2%
Financials                              20.8
Materials                               13.3
Consumer Discretionary                  12.8
Utilities                                5.4
Telecommunication Services               5.3
Industrials                              5.2
Energy                                   4.2
Real Estate                              2.9
Consumer Staples                         2.1
Health Care                              0.8
                                       ------
Total                                  100.0%
                                       ======


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE TRADED FUND III
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of eleven funds that are currently offering shares. This report covers the following funds (each a "Fund" and collectively, the "Funds"), which are each a non-diversified series of the Trust:

         First Trust RiverFront Dynamic Asia Pacific ETF - (The Nasdaq Stock
            Market LLC ("Nasdaq") ticker "RFAP")

         First Trust RiverFront Dynamic Developed International ETF - (Nasdaq ticker "RFDI")

         First Trust RiverFront Dynamic Europe ETF - (Nasdaq ticker "RFEU")

         First Trust RiverFront Dynamic Emerging Markets ETF - (Nasdaq ticker
            "RFEM")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by a third-party pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

                      FIRST TRUST EXCHANGE TRADED FUND III
                           JULY 31, 2017 (UNAUDITED)


      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the day during which investors transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Funds use forward foreign currency contracts to facilitate transactions in foreign securities and to manage foreign currency exposure. These contracts are valued daily, and each Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest

                      FIRST TRUST EXCHANGE TRADED FUND III
                           JULY 31, 2017 (UNAUDITED)


rates. Due to the risks, the Funds could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in each Fund's Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with that Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds did not hold any forward foreign currency contracts at July 31, 2017.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2016 through July 31, 2017), the notional values of forward foreign currency contracts opened and closed were as follows:

               Opened             Closed
           ---------------    ---------------
RFAP       $     9,254,982    $     9,254,982
RFDI            80,493,868         87,393,868
RFEU            34,486,864         44,431,864

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund III
                ------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2017
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2017
     --------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 19, 2017
     --------------------

* Print the name and title of each signing officer under his or her signature.